UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21922

RS Variable Products Trust

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900 San Francisco, CA	94104
(Address of principal executive offices)	(Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

RS VARIABLE

PRODUCTS TRUST

RS LARGE CAP ALPHA VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
Based on Actual Return	$1,000.00	$1,008.50	$2.74	0.55%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76	0.55%

*	Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 99.2%
Asset Management & Custodian – 5.0%
Franklin Resources, Inc.	639,220	$31,340,957
State Street Corp.	307,860	23,705,220

		55,046,177
Automobiles – 3.2%
General Motors Co.	1,054,420	35,143,819

		35,143,819
Banks: Diversified – 9.5%
Citizens Financial Group, Inc.	1,320,040	36,050,292
The PNC Financial Services Group, Inc.	334,740	32,017,881
Wells Fargo & Co.	656,200	36,904,688

		104,972,861
Chemicals: Specialty – 2.1%
Praxair, Inc.	194,095	23,204,057

		23,204,057
Computer Services, Software & Systems – 10.6%
Google, Inc., Class A(1)	94,764	51,176,351
Microsoft Corp.	1,146,150	50,602,522
Oracle Corp.	366,460	14,768,338

		116,547,211
Diversified Financial Services – 7.2%
Citigroup, Inc.	659,560	36,434,094
JPMorgan Chase & Co.	627,110	42,492,974

		78,927,068
Diversified Media – 4.3%
Twenty-First Century Fox, Inc., Class A	1,439,215	46,839,252

		46,839,252
Diversified Retail – 8.9%
Dollar General Corp.	501,000	38,947,740
Liberty Interactive Corp. QVC Group, Class A(1)	2,118,234	58,780,994

		97,728,734
Drug & Grocery Store Chains – 4.0%
CVS Health Corp.	417,445	43,781,632

		43,781,632
Foods – 2.1%
Mondelez International, Inc., Class A	559,540	23,019,476

		23,019,476
Gas Pipeline – 3.1%
Kinder Morgan, Inc.	903,607	34,689,473

		34,689,473
Health Care Management Services – 2.9%
UnitedHealth Group, Inc.	257,985	31,474,170

		31,474,170

June 30, 2015 (unaudited)	Shares	Value
Home Building – 2.1%
D.R. Horton, Inc.	846,640	$23,164,070

		23,164,070
Insurance: Life – 1.8%
Prudential Financial, Inc.	224,220	19,623,734

		19,623,734
Insurance: Multi-Line – 0.6%
American International Group, Inc.	113,350	7,007,297

		7,007,297
Insurance: Property - Casualty – 4.1%
FNF Group	539,390	19,952,036
The Progressive Corp.	889,210	24,746,714

		44,698,750
Machinery: Engines – 2.1%
Cummins, Inc.	176,455	23,149,132

		23,149,132
Oil: Crude Producers – 1.8%
Concho Resources, Inc.(1)	83,767	9,537,711
Noble Energy, Inc.	250,330	10,684,084

		20,221,795
Oil: Integrated – 6.6%
Chevron Corp.	512,190	49,410,969
Marathon Oil Corp.	891,493	23,660,224

		73,071,193
Pharmaceuticals – 10.4%
Allergan PLC(1)	135,626	41,157,066
Bristol-Myers Squibb Co.	216,090	14,378,629
Merck & Co., Inc.	460,211	26,199,812
Pfizer, Inc.	991,720	33,252,371

		114,987,878
Radio & TV Broadcasters – 2.0%
Sirius XM Holdings, Inc.(1)	6,009,300	22,414,689

		22,414,689
Restaurants – 2.1%
McDonald’s Corp.	242,810	23,083,947

		23,083,947
Utilities: Electrical – 2.7%
NRG Energy, Inc.	1,299,060	29,722,493

		29,722,493
Total Common Stocks (Cost $938,838,847)		1,092,518,908

4	The accompanying notes are an integral part of these financial statements.

RS LARGE CAP ALPHA VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $9,247,000, due 7/1/2015(2)	$9,247,000	$9,247,000
Total Repurchase Agreements (Cost $9,247,000)		9,247,000
Total Investments - 100.0% (Cost $948,085,847)		1,101,765,908
Other Liabilities, Net - 0.0%		(385,187)
Total Net Assets - 100.0%		$1,101,380,721

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.75%	11/15/2043	$9,437,175

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,092,518,908	$—	$—	$1,092,518,908
Repurchase Agreements	—	9,247,000	—	9,247,000
Total	$1,092,518,908	$9,247,000	$—	$1,101,765,908

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

Statement of Assets and Liabilities As of June 30, 2015 (unaudited)
Assets
Investments, at value	$1,101,765,908
Cash	66
Foreign currency, at value	23
Dividends receivable	601,801
Receivable for fund shares subscribed	15,461
Prepaid expenses	22,490

Total Assets	1,102,405,749

Liabilities
Payable to adviser	464,131
Payable for fund shares redeemed	400,907
Accrued trustees’ fees	16,791
Accrued expenses/other liabilities	143,199

Total Liabilities	1,025,028

Total Net Assets	$1,101,380,721

Net Assets Consist of:
Paid-in capital	$838,468,799
Accumulated undistributed net investment income	7,486,578
Accumulated net realized gain from investments and foreign currency transactions	101,745,284
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	153,680,060

Total Net Assets	$1,101,380,721

Investments, at Cost	$948,085,847

Foreign Currency, at Cost	$24

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	21,571,600
Net Asset Value Per Share	$51.06

Statement of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)
Investment Income
Dividends	$10,273,195

Total Investment Income	10,273,195

Expenses
Investment advisory fees	2,801,613
Professional fees	79,215
Administrative service fees	43,469
Trustees’ fees	35,142
Shareholder reports	34,324
Custodian fees	31,935
Other expenses	43,653

Total Expenses	3,069,351

Net Investment Income	7,203,844

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Transactions
Net realized gain from investments	48,833,980
Net realized gain from foreign currency transactions	12
Net change in unrealized appreciation/depreciation on investments	(46,335,616)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	(1)

Net Gain on Investments and Foreign Currency Transactions	2,498,375

Net Increase in Net Assets Resulting from Operations	$9,702,219

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$7,203,844	$14,465,128
Net realized gain from investments and foreign currency transactions	48,833,992	177,033,524
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	(46,335,617)	(45,866,666)

Net Increase in Net Assets Resulting from Operations	9,702,219	145,631,986

Distributions to Shareholders
Net investment income	—	(14,040,409)
Net realized gain on investments	—	(140,461,280)

Total Distributions	—	(154,501,689)

Capital Share Transactions
Proceeds from sales of shares	10,416,923	13,074,158
Reinvestment of distributions	—	154,501,689
Cost of shares redeemed	(67,436,266)	(164,312,930)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(57,019,343)	3,262,917

Net Decrease in Net Assets	(47,317,124)	(5,606,786)

Net Assets
Beginning of period	1,148,697,845	1,154,304,631

End of period	$1,101,380,721	$1,148,697,845

Accumulated Undistributed Net Investment Income Included in Net Assets	$7,486,578	$282,734

Other Information:
Shares
Sold	207,594	243,146
Reinvested	—	3,071,604
Redeemed	(1,323,644)	(3,030,971)

Net Increase/(Decrease)	(1,116,050)	283,779

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/15[1]	$50.63	$0.32	[2]	$0.11	$0.43	$—	$—	$—
Year Ended 12/31/14	51.52	0.73		6.21	6.94	(0.71)	(7.12)	(7.83)
Year Ended 12/31/13	39.00	0.63		14.40	15.03	(0.63)	(1.88)	(2.51)
Year Ended 12/31/12	34.15	0.79		4.85	5.64	(0.79)	—	(0.79)
Year Ended 12/31/11	38.03	0.36		(3.88)	(3.52)	(0.36)	—	(0.36)
Year Ended 12/31/10	33.22	0.28		5.37	5.65	(0.84)	—	(0.84)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$51.06	0.85%	$1,101,381	0.55%	0.55%	1.29%	1.29%	21%
50.63	13.58%	1,148,698	0.55%	0.55%	1.27%	1.27%	56%
51.52	38.71%	1,154,305	0.54%	0.54%	1.24%	1.24%	48%
39.00	16.52%	972,252	0.55%	0.55%	2.02%	2.02%	63%
34.15	(9.22)%	875,104	0.57%	0.57%	0.98%	0.98%	51%
38.03	17.05%	974,895	0.55%	0.55%	0.75%	0.75%	60%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

June 30, 2015 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS Large Cap Alpha VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices . Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires

10

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.50%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$38,668,312	$115,833,377

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2014, the Fund made the following reclassifications of permanent book and tax basis differences:

Undistributed Net Investment Income	Accumulated Net Realized Gain
$(141,985)	$141,985

12

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

The tax basis of distributable earnings as of December 31, 2014, was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$4,804,560	$48,275,079

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2014, the Fund utilized $872,961 of capital loss carryovers.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Fund elected to defer net capital losses of $11,786.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, was $948,114,851. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2015, aggregated $185,734,023 and $(32,082,966), respectively, resulting in net unrealized appreciation of $153,651,057.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $255,633,580 and $232,753,129, respectively, for the six months ended June 30, 2015.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2015, the Fund did not borrow under the facility.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

13

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

14

RS VARIABLE

PRODUCTS TRUST

RS SMALL CAP GROWTH EQUITY VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
Based on Actual Return	$1,000.00	$1,132.80	$4.60	0.87%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 98.6%
Advertising Agencies – 0.8%
Constant Contact, Inc.(1)	33,390	$960,296

		960,296
Aerospace – 2.7%
HEICO Corp., Class A	37,916	1,924,995
Teledyne Technologies, Inc.(1)	14,370	1,516,179

		3,441,174
Air Transport – 1.5%
Allegiant Travel Co.	10,910	1,940,671

		1,940,671
Asset Management & Custodian – 0.9%
WisdomTree Investments, Inc.	51,580	1,132,955

		1,132,955
Auto Parts – 1.0%
Tenneco, Inc.(1)	22,800	1,309,632

		1,309,632
Back Office Support, HR and Consulting – 4.4%
Ritchie Bros. Auctioneers, Inc.	63,650	1,777,108
Robert Half International, Inc.	35,580	1,974,690
TrueBlue, Inc.(1)	60,180	1,799,382

		5,551,180
Banks: Diversified – 1.7%
Western Alliance Bancorp(1)	62,710	2,117,090

		2,117,090
Biotechnology – 16.9%
Amicus Therapeutics, Inc.(1)	107,577	1,522,215
aTyr Pharma, Inc.(1)	26,786	496,077
Bluebird Bio, Inc.(1)	10,185	1,714,848
Blueprint Medicines Corp.(1)	19,720	522,383
Celyad, ADR(1)	8,790	457,256
Chimerix, Inc.(1)	26,069	1,204,388
Galapagos N.V., ADR(1)	11,160	574,740
Ignyta, Inc.(1)	36,270	547,314
Immune Design Corp.(1)	30,490	629,618
Kite Pharma, Inc.(1)	16,100	981,617
Ligand Pharmaceuticals, Inc.(1)	17,147	1,730,132
Lion Biotechnologies, Inc.(1)	63,920	586,146
Loxo Oncology, Inc.(1)	43,980	792,959
Neurocrine Biosciences, Inc.(1)	28,186	1,346,163
Receptos, Inc.(1)	6,235	1,184,962
Repligen Corp.(1)	34,120	1,408,132
Sage Therapeutics, Inc.(1)	15,050	1,098,650
Spark Therapeutics, Inc.(1)	13,900	837,753
Tekmira Pharmaceuticals Corp.(1)	37,930	449,850
Ultragenyx Pharmaceutical, Inc.(1)	13,604	1,392,914
Vital Therapies, Inc.(1)	66,260	1,398,086
Zafgen, Inc.(1)	17,850	618,146

		21,494,349

June 30, 2015 (unaudited)	Shares	Value
Building Materials – 1.6%
Caesarstone Sdot-Yam Ltd.	7,380	$505,825
Headwaters, Inc.(1)	81,600	1,486,752

		1,992,577
Chemicals: Diversified – 1.3%
Chemtura Corp.(1)	57,870	1,638,300

		1,638,300
Communications Technology – 1.6%
RingCentral, Inc., Class A(1)	108,859	2,012,803

		2,012,803
Computer Services, Software & Systems – 11.4%
Barracuda Networks, Inc.(1)	41,821	1,656,948
Black Knight Financial Services, Inc., Class A(1)	17,640	544,547
comScore, Inc.(1)	43,600	2,322,136
Demandware, Inc.(1)	12,720	904,138
LogMeIn, Inc.(1)	55,200	3,559,848
Proofpoint, Inc.(1)	54,810	3,489,753
The Ultimate Software Group, Inc.(1)	12,316	2,024,011

		14,501,381
Consumer Lending – 1.7%
PRA Group, Inc.(1)	34,784	2,167,391

		2,167,391
Diversified Materials & Processing – 1.6%
Hexcel Corp.	41,808	2,079,530

		2,079,530
Electronic Entertainment – 1.4%
Take-Two Interactive Software, Inc.(1)	65,650	1,809,971

		1,809,971
Entertainment – 1.6%
IMAX Corp.(1)	51,100	2,057,797

		2,057,797
Financial Data & Systems – 4.3%
Blackhawk Network Holdings, Inc.(1)	37,990	1,565,188
Euronet Worldwide, Inc.(1)	45,208	2,789,334
Heartland Payment Systems, Inc.	21,410	1,157,210

		5,511,732
Foods – 3.0%
Freshpet, Inc.(1)	77,740	1,445,964
Pinnacle Foods, Inc.	53,570	2,439,578

		3,885,542
Health Care Services – 2.5%
Acadia Healthcare Co., Inc.(1)	22,080	1,729,526
ExamWorks Group, Inc.(1)	35,370	1,382,967
Teladoc, Inc.(1)(2)	2,560	48,640

		3,161,133
Hotel/Motel – 1.9%
La Quinta Holdings, Inc.(1)	104,390	2,385,311

		2,385,311

4	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH EQUITY VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Household Furnishings – 1.5%
Restoration Hardware Holdings, Inc.(1)	19,170	$1,871,567

		1,871,567
Leisure Time – 2.5%
ClubCorp Holdings, Inc.	48,420	1,156,270
Marriott Vacations Worldwide Corp.	22,020	2,020,335

		3,176,605
Medical & Dental Instruments & Supplies – 5.3%
AtriCure, Inc.(1)	64,871	1,598,422
Entellus Medical, Inc.(1)	32,460	839,740
Intersect ENT, Inc.(1)	24,280	695,136
STERIS Corp.	26,260	1,692,194
West Pharmaceutical Services, Inc.	32,882	1,909,787

		6,735,279
Medical Equipment – 3.5%
DexCom, Inc.(1)	20,189	1,614,716
NxStage Medical, Inc.(1)	139,470	1,992,329
Zeltiq Aesthetics, Inc.(1)	27,690	816,024

		4,423,069
Office Supplies & Equipment – 1.4%
Steelcase, Inc., Class A	91,910	1,738,018

		1,738,018
Oil: Crude Producers – 1.3%
Carrizo Oil & Gas, Inc.(1)	16,270	801,135
Diamondback Energy, Inc.(1)	11,670	879,684

		1,680,819
Oil: Refining & Marketing – 0.5%
Western Refining, Inc.	14,580	635,980

		635,980
Oil Well Equipment & Services – 0.6%
RigNet, Inc.(1)	24,523	749,668

		749,668
Pharmaceuticals – 0.5%
Ascendis Pharma A/S, ADR(1)	36,790	646,768

		646,768
Restaurants – 5.0%
Papa John’s International, Inc.	23,730	1,794,225
Popeyes Louisiana Kitchen, Inc.(1)	24,470	1,467,955
Red Robin Gourmet Burgers, Inc.(1)	27,430	2,354,043
Wingstop, Inc.(1)	27,790	789,236

		6,405,459
Scientific Instruments: Electrical – 0.7%
Littelfuse, Inc.	9,430	894,813

		894,813
Securities Brokerage & Services – 0.4%
MarketAxess Holdings, Inc.	6,104	566,268

		566,268

June 30, 2015 (unaudited)	Shares	Value
Semiconductors & Components – 3.9%
M/A-COM Technology Solutions Holdings, Inc.(1)	48,829	$1,867,709
Monolithic Power Systems, Inc.	28,220	1,431,036
Tower Semiconductor Ltd.(1)	109,237	1,686,620

		4,985,365
Specialty Retail – 2.4%
Boot Barn Holdings, Inc.(1)	47,070	1,506,240
Lithia Motors, Inc., Class A	14,100	1,595,556

		3,101,796
Steel – 1.3%
Steel Dynamics, Inc.	82,290	1,704,637

		1,704,637
Textiles, Apparel & Shoes – 2.1%
Carter’s, Inc.	11,936	1,268,797
G-III Apparel Group Ltd.(1)	19,290	1,357,051

		2,625,848
Truckers – 1.0%
Knight Transportation, Inc.	48,970	1,309,458

		1,309,458
Utilities: Telecommunications – 0.9%
Cogent Communications Holdings, Inc.	34,470	1,166,465

		1,166,465
Total Common Stocks (Cost $95,693,911)		125,568,697

	Principal Amount	Value
Repurchase Agreements – 2.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $2,913,000, due 7/1/2015(3)	$2,913,000	2,913,000
Total Repurchase Agreements (Cost $2,913,000)		2,913,000
Total Investments - 100.9% (Cost $98,606,911)		128,481,697
Other Liabilities, Net - (0.9)%		(1,121,967)
Total Net Assets - 100.0%		$127,359,730

(1)	Non-income-producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.75%	2/15/2041	$2,976,538

Legend:

ADR — American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks
Other	$125,520,057	$—	$—	$125,520,057
Teladoc, Inc.	—	—	48,640	48,640
Repurchase Agreements	—	2,913,000	—	2,913,000
Total	$125,520,057	$2,913,000	$48,640	$128,481,697

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2014	$—
Change in unrealized appreciation/depreciation	—
Net realized gain/loss	—
Purchases	48,640
Sales	—
Transfers into/out of Level 3	—
Balance as of 6/30/2015	$48,640

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security	Fair Value at 6/30/2015	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
Teladoc, Inc.	$48,640	Purchase price	Initial public- offering price (1)	$19.00 per share

(1)	The Fund invested in this security offered in an initial public offering on June 30, 2015. Trading commenced on July 1, 2015.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

Statement of Assets and Liabilities As of June 30, 2015 (unaudited)
Assets
Investments, at value	$128,481,697
Cash	971
Receivable for investments sold	483,908
Receivable for fund shares subscribed	37,056
Dividends receivable	34,962
Prepaid expenses	2,432

Total Assets	129,041,026

Liabilities
Payable for investments purchased	1,374,413
Payable for fund shares redeemed	190,216
Payable to adviser	79,327
Accrued trustees’ fees	1,883
Accrued expenses/other liabilities	35,457

Total Liabilities	1,681,296

Total Net Assets	$127,359,730

Net Assets Consist of:
Paid-in capital	$83,017,110
Accumulated net investment loss	(280,325)
Accumulated net realized gain from investments	14,748,159
Net unrealized appreciation on investments	29,874,786

Total Net Assets	$127,359,730

Investments, at Cost	$98,606,911

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	6,434,801
Net Asset Value Per Share	$19.79

Statement of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)
Investment Income
Dividends	$250,444
Withholding taxes on foreign dividends	(2,327)

Total Investment Income	248,117

Expenses
Investment advisory fees	458,007
Custodian fees	25,684
Professional fees	15,876
Transfer agent fees	11,035
Shareholder reports	6,321
Administrative service fees	4,547
Trustees’ fees	3,789
Other expenses	3,183

Total Expenses	528,442

Net Investment Loss	(280,325)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized gain from investments	12,173,261
Net change in unrealized appreciation/depreciation on investments	3,384,894

Net Gain on Investments	15,558,155

Net Increase in Net Assets Resulting from Operations	$15,277,830

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment loss	$(280,325)	$(682,742)
Net realized gain from investments	12,173,261	16,974,245
Net change in unrealized appreciation/depreciation on investments	3,384,894	(5,521,746)

Net Increase in Net Assets Resulting from Operations	15,277,830	10,769,757

Distributions to Shareholders
Net realized gain on investments	—	(18,762,603)

Total Distributions	—	(18,762,603)

Capital Share Transactions
Proceeds from sales of shares	3,821,445	9,719,270
Reinvestment of distributions	—	18,762,603
Cost of shares redeemed	(9,883,400)	(22,910,434)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(6,061,955)	5,571,439

Net Increase/(Decrease) in Net Assets	9,215,875	(2,421,407)

Net Assets
Beginning of period	118,143,855	120,565,262

End of period	$127,359,730	$118,143,855

Accumulated Undistributed Net Investment Loss Included in Net Assets	$(280,325)	$—

Other Information:
Shares
Sold	203,910	518,613
Reinvested	—	1,082,666
Redeemed	(529,861)	(1,230,063)

Net Increase/(Decrease)	(325,951)	371,216

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/15[1]	$17.47	$(0.04)[2]	$2.36	$2.32	$—	$—	$—
Year Ended 12/31/14	18.87	(0.10)	1.98	1.88	—	(3.28)	(3.28)
Year Ended 12/31/13	14.83	(0.10)	7.39	7.29	—	(3.25)	(3.25)
Year Ended 12/31/12	12.84	(0.07)	2.06	1.99	—	—	—
Year Ended 12/31/11	13.14	(0.09)	(0.21)	(0.30)	—	—	—
Year Ended 12/31/10	10.30	(0.07)	2.91	2.84	—	—	—

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate
$19.79	13.28%	$127,360	0.87%	0.87%	(0.46)%	(0.46)%	44%
17.47	10.13%	118,144	0.86%	0.86%	(0.60)%	(0.60)%	95%
18.87	50.13%	120,565	0.85%	0.85%	(0.59)%	(0.59)%	101%
14.83	15.50%	88,116	0.88%	0.88%	(0.46)%	(0.46)%	98%
12.84	(2.28)%	85,224	0.86%	0.86%	(0.63)%	(0.63)%	97%
13.14	27.57%	100,229	0.86%	0.86%	(0.52)%	(0.52)%	121%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

June 30, 2015 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS Small Cap Growth Equity VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers

12

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, the Fund held one security classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.75%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$1,494,179	$17,268,424

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2014, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Undistributed Net Investment Loss	Accumulated Net Realized Gain
$(697,450)	$682,742	$14,708

14

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

The tax basis of distributable earnings as of December 31, 2014, was as follows:

Undistributed Long-Term Capital Gains
$3,054,947

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Fund had no such losses.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, was $98,053,096. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2015, aggregated $31,703,909 and $(2,275,308), respectively, resulting in net unrealized appreciation of $29,428,601.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $52,822,616 and $59,004,737, respectively, for the six months ended June 30, 2015.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2015, the Fund did not borrow under the facility.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

16

RS VARIABLE

PRODUCTS TRUST

RS S&P 500 INDEX VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
Based on Actual Return	$1,000.00	$1,011.40	$1.40	0.28%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,023.41	$1.40	0.28%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 98.1%
Advertising Agencies – 0.2%
Nielsen N.V.	2,128	$95,271
Omnicom Group, Inc.	1,664	115,631
The Interpublic Group of Companies, Inc.	2,781	53,590

		264,492
Aerospace – 2.0%
General Dynamics Corp.	2,125	301,091
L-3 Communications Holdings, Inc.	570	64,627
Lockheed Martin Corp.	1,809	336,293
Northrop Grumman Corp.	1,338	212,247
Raytheon Co.	2,073	198,345
Rockwell Collins, Inc.	897	82,838
Textron, Inc.	1,867	83,324
The Boeing Co.	4,418	612,865
United Technologies Corp.	5,573	618,213

		2,509,843
Air Transport – 0.7%
American Airlines Group, Inc.	4,837	193,165
Delta Air Lines, Inc.	5,559	228,364
FedEx Corp.	1,777	302,801
Southwest Airlines Co.	4,559	150,857

		875,187
Aluminum – 0.1%
Alcoa, Inc.	8,242	91,898

		91,898
Asset Management & Custodian – 0.9%
Affiliated Managers Group, Inc.(1)	378	82,631
BlackRock, Inc.	856	296,159
Franklin Resources, Inc.	2,642	129,537
Invesco Ltd.	2,895	108,533
Legg Mason, Inc.	669	34,474
Northern Trust Corp.	1,480	113,161
State Street Corp.	2,781	214,137
T. Rowe Price Group, Inc.	1,759	136,727

		1,115,359
Auto Parts – 0.4%
BorgWarner, Inc.	1,527	86,795
Delphi Automotive PLC	1,958	166,606
Genuine Parts Co.	1,030	92,216
Johnson Controls, Inc.	4,433	219,566

		565,183
Auto Services – 0.0%
The Goodyear Tire & Rubber Co.	1,818	54,813

		54,813
Automobiles – 0.6%
Ford Motor Co.	26,676	400,407
General Motors Co.	9,122	304,036

		704,443
Back Office Support, HR and Consulting – 0.6%
Accenture PLC, Class A	4,236	409,960

June 30, 2015 (unaudited)	Shares	Value
Back Office Support, HR and Consulting (continued)
Automatic Data Processing, Inc.	3,204	$257,057
Paychex, Inc.	2,204	103,323
Robert Half International, Inc.	912	50,616

		820,956
Banks: Diversified – 3.8%
Bank of America Corp.(2)	70,935	1,207,314
BB&T Corp.	4,861	195,947
Comerica, Inc.	1,203	61,738
Fifth Third Bancorp	5,495	114,406
Huntington Bancshares, Inc.	5,463	61,787
KeyCorp	5,768	86,635
M&T Bank Corp.	911	113,811
Regions Financial Corp.	9,056	93,820
SunTrust Banks, Inc.	3,538	152,205
The PNC Financial Services Group, Inc.	3,512	335,923
U.S. Bancorp	12,011	521,277
Wells Fargo & Co.	31,616	1,778,084
Zions Bancorporation	1,369	43,445

		4,766,392
Banks: Savings, Thrift & Mortgage Lending – 0.1%
Hudson City Bancorp, Inc.	3,246	32,070
People’s United Financial, Inc.	2,079	33,701

		65,771
Beverage: Brewers & Distillers – 0.2%
Brown-Forman Corp., Class B	1,051	105,289
Constellation Brands, Inc., Class A	1,135	131,683
Molson Coors Brewing Co., Class B	1,078	75,255

		312,227
Beverage: Soft Drinks – 1.8%
Coca-Cola Enterprises, Inc.	1,464	63,596
Dr. Pepper Snapple Group, Inc.	1,302	94,916
Keurig Green Mountain, Inc.	818	62,683
Monster Beverage Corp.(1)	986	132,144
PepsiCo, Inc.	9,996	933,027
The Coca-Cola Co.	26,498	1,039,516

		2,325,882
Biotechnology – 2.6%
AbbVie, Inc.	10,748	722,158
Alexion Pharmaceuticals, Inc.(1)	1,364	246,570
Amgen, Inc.	5,118	785,716
Biogen, Inc.(1)	1,583	639,437
Celgene Corp.(1)	5,399	624,853
Regeneron Pharmaceuticals, Inc.(1)	498	254,045

		3,272,779
Building Materials – 0.2%
Martin Marietta Materials, Inc.	431	60,991
Masco Corp.	2,357	62,861
Vulcan Materials Co.	904	75,873

		199,725

4	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Building: Climate Control – 0.1%
Ingersoll-Rand PLC	1,776	$119,738

		119,738
Cable Television Services – 1.4%
Cablevision Systems Corp., Class A	1,480	35,431
Comcast Corp., Class A	17,135	1,030,499
DIRECTV(1)	3,391	314,651
Scripps Networks Interactive, Inc., Class A	657	42,948
Time Warner Cable, Inc.	1,895	337,632

		1,761,161
Chemicals: Diversified – 1.0%
Airgas, Inc.	463	48,976
E.I. du Pont de Nemours & Co.	6,106	390,479
Eastman Chemical Co.	1,003	82,066
Ecolab, Inc.	1,817	205,448
FMC Corp.	899	47,242
Sigma-Aldrich Corp.	806	112,316
The Dow Chemical Co.	7,339	375,537

		1,262,064
Chemicals: Specialty – 0.6%
Air Products & Chemicals, Inc.	1,301	178,016
International Flavors & Fragrances, Inc.	545	59,563
LyondellBasell Industries N.V., Class A	2,671	276,502
Praxair, Inc.	1,948	232,883

		746,964
Coal – 0.0%
CONSOL Energy, Inc.	1,553	33,762

		33,762
Commercial Services: Rental & Leasing – 0.1%
Ryder System, Inc.	367	32,065
United Rentals, Inc.(1)	651	57,040

		89,105
Commercial Vehicles & Parts – 0.1%
PACCAR, Inc.	2,391	152,570

		152,570
Communications Technology – 1.4%
Cisco Systems, Inc.	34,422	945,228
Harris Corp.	703	54,068
Juniper Networks, Inc.	2,443	63,445
QUALCOMM, Inc.	11,124	696,696

		1,759,437
Computer Services, Software & Systems – 6.8%
Adobe Systems, Inc.(1)	3,209	259,961
Akamai Technologies, Inc.(1)	1,206	84,203
Autodesk, Inc.(1)	1,529	76,565
CA, Inc.	2,150	62,974
Citrix Systems, Inc.(1)	1,078	75,632
Cognizant Technology Solutions Corp., Class A(1)	4,111	251,141
Computer Sciences Corp.(1)	952	62,489

June 30, 2015 (unaudited)	Shares	Value
Computer Services, Software & Systems (continued)
F5 Networks, Inc.(1)	499	$60,055
Facebook, Inc., Class A(1)	14,156	1,214,089
Google, Inc., Class A(1)	1,926	1,040,117
Google, Inc., Class C(1)	1,935	1,007,187
Intuit, Inc.	1,866	188,037
Microsoft Corp.(2)	55,319	2,442,334
Oracle Corp.	21,617	871,165
Red Hat, Inc.(1)	1,237	93,925
Salesforce.com, Inc.(1)	4,080	284,090
Symantec Corp.	4,602	106,997
Teradata Corp.(1)	979	36,223
VeriSign, Inc.(1)	710	43,821
Yahoo!, Inc.(1)	5,871	230,672

		8,491,677
Computer Technology – 5.6%
Apple, Inc.(2)	39,277	4,926,318
EMC Corp.	13,406	353,784
Hewlett-Packard Co.	12,256	367,803
International Business Machines Corp.(2)	6,199	1,008,329
NetApp, Inc.	2,103	66,371
SanDisk Corp.	1,437	83,662
Seagate Technology PLC	2,214	105,165
Western Digital Corp.	1,465	114,885

		7,026,317
Consumer Electronics – 0.1%
Garmin Ltd.	815	35,803
Harman International Industries, Inc.	470	55,902

		91,705
Consumer Lending – 0.0%
Navient Corp.	2,708	49,313

		49,313
Consumer Services: Miscellaneous – 0.4%
eBay, Inc.(1)	7,426	447,342
H & R Block, Inc.	1,857	55,060

		502,402
Containers & Packaging – 0.2%
Ball Corp.	927	65,029
MeadWestvaco Corp.	1,130	53,325
Owens-Illinois, Inc.(1)	1,108	25,417
Sealed Air Corp.	1,418	72,857

		216,628
Copper – 0.1%
Freeport-McMoRan, Inc.	7,012	130,563

		130,563
Cosmetics – 0.1%
The Estee Lauder Companies, Inc., Class A	1,505	130,423

		130,423
Diversified Financial Services – 3.7%
Ameriprise Financial, Inc.	1,231	153,789

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Diversified Financial Services (continued)
Capital One Financial Corp.	3,720	$327,248
Citigroup, Inc.	20,458	1,130,100
JPMorgan Chase & Co.(2)	25,141	1,703,554
Leucadia National Corp.	2,127	51,643
Morgan Stanley	10,397	403,300
The Bank of New York Mellon Corp.	7,512	315,279
The Goldman Sachs Group, Inc.	2,732	570,414

		4,655,327
Diversified Manufacturing Operations – 3.1%
3M Co.	4,281	660,558
Danaher Corp.	4,141	354,428
Dover Corp.	1,100	77,198
Eaton Corp. PLC	3,201	216,036
General Electric Co.(2)	67,869	1,803,279
Honeywell International, Inc.	5,278	538,198
Illinois Tool Works, Inc.	2,354	216,074

		3,865,771
Diversified Media – 0.8%
Discovery Communications, Inc., Class A(1)	1,003	33,360
Discovery Communications, Inc., Class C(1)	1,823	56,659
News Corp., Class A(1)	3,368	49,139
Time Warner, Inc.	5,601	489,583
Twenty-First Century Fox, Inc., Class A	12,330	401,280

		1,030,021
Diversified Retail – 2.6%
Amazon.com, Inc.(1)	2,568	1,114,743
Costco Wholesale Corp.	2,967	400,723
Dollar General Corp.	2,047	159,134
Dollar Tree, Inc.(1)	1,387	109,559
Family Dollar Stores, Inc.	661	52,093
Kohl’s Corp.	1,363	85,337
Macy’s, Inc.	2,297	154,979
Nordstrom, Inc.	949	70,701
Target Corp.	4,296	350,682
Wal-Mart Stores, Inc.	10,650	755,405

		3,253,356
Drug & Grocery Store Chains – 1.3%
CVS Health Corp.	7,588	795,829
The Kroger Co.	3,314	240,298
Walgreens Boots Alliance, Inc.	5,880	496,507
Whole Foods Market, Inc.	2,433	95,958

		1,628,592
Electronic Components – 0.4%
Amphenol Corp., Class A	2,092	121,273
Corning, Inc.	8,573	169,146
TE Connectivity Ltd.	2,740	176,182

		466,601

June 30, 2015 (unaudited)	Shares	Value
Electronic Entertainment – 0.1%
Electronic Arts, Inc.(1)	2,097	$139,450

		139,450
Energy Equipment – 0.0%
First Solar, Inc.(1)	519	24,383

		24,383
Engineering & Contracting Services – 0.1%
Fluor Corp.	997	52,851
Jacobs Engineering Group, Inc.(1)	866	35,177
Quanta Services, Inc.(1)	1,426	41,097

		129,125
Entertainment – 1.1%
The Walt Disney Co.	10,544	1,203,492
Viacom, Inc., Class B	2,463	159,208

		1,362,700
Environmental, Maintenance, And Security Services – 0.1%
Cintas Corp.	667	56,422
Stericycle, Inc.(1)	586	78,471

		134,893
Fertilizers – 0.4%
CF Industries Holdings, Inc.	1,655	106,383
Monsanto Co.	3,259	347,377
The Mosaic Co.	2,097	98,245

		552,005
Financial Data & Systems – 2.4%
Alliance Data Systems Corp.(1)	424	123,783
American Express Co.	5,911	459,403
Discover Financial Services	3,016	173,782
Equifax, Inc.	806	78,255
Fidelity National Information Services, Inc.	1,923	118,841
Fiserv, Inc.(1)	1,610	133,356
MasterCard, Inc., Class A	6,583	615,379
McGraw Hill Financial, Inc.	1,845	185,330
Moody’s Corp.	1,199	129,444
The Dun & Bradstreet Corp.	251	30,622
The Western Union Co.	3,517	71,501
Total System Services, Inc.	1,111	46,406
Visa, Inc., Class A	13,082	878,456

		3,044,558
Foods – 1.5%
Campbell Soup Co.	1,199	57,132
ConAgra Foods, Inc.	2,872	125,564
General Mills, Inc.	4,072	226,892
Hormel Foods Corp.	909	51,240
Kellogg Co.	1,708	107,092
Kraft Foods Group, Inc.	3,965	337,580
McCormick & Co., Inc.	865	70,022
Mead Johnson Nutrition Co.	1,365	123,150
Mondelez International, Inc., Class A	11,123	457,600
Sysco Corp.	3,995	144,220

6	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Foods (continued)
The Hershey Co.	998	$88,652
The JM Smucker Co.	659	71,442
Tyson Foods, Inc., Class A	1,971	84,024

		1,944,610
Fruit & Grain Processing – 0.2%
Archer-Daniels-Midland Co.	4,278	206,285

		206,285
Gas Pipeline – 0.5%
EQT Corp.	1,025	83,374
Kinder Morgan, Inc.	11,491	441,139
Spectra Energy Corp.	4,526	147,548

		672,061
Gold – 0.1%
Newmont Mining Corp.	3,364	78,583

		78,583
Health Care Facilities – 0.3%
DaVita HealthCare Partners, Inc.(1)	1,165	92,583
HCA Holdings, Inc.(1)	1,986	180,170
Tenet Healthcare Corp.(1)	676	39,127
Universal Health Services, Inc., Class B	614	87,249

		399,129
Health Care Management Services – 1.5%
Aetna, Inc.	2,372	302,335
Anthem, Inc.	1,799	295,288
CIGNA Corp.	1,743	282,366
Humana, Inc.	1,009	193,001
UnitedHealth Group, Inc.	6,431	784,582

		1,857,572
Health Care Services – 0.7%
Cerner Corp.(1)	2,056	141,987
Express Scripts Holding Co.(1)	4,902	435,984
McKesson Corp.	1,571	353,177

		931,148
Home Building – 0.1%
D.R. Horton, Inc.	2,243	61,369
Lennar Corp., Class A	1,204	61,452
PulteGroup, Inc.	2,235	45,035

		167,856
Hotel/Motel – 0.3%
Marriott International, Inc., Class A	1,399	104,072
Starwood Hotels & Resorts Worldwide, Inc.	1,158	93,902
Wyndham Worldwide Corp.	813	66,593
Wynn Resorts Ltd.	560	55,255

		319,822
Household Appliances – 0.1%
Whirlpool Corp.	539	93,274

		93,274
Household Equipment & Products – 0.1%
Newell Rubbermaid, Inc.	1,829	75,190

		75,190

June 30, 2015 (unaudited)	Shares	Value
Household Furnishings – 0.1%
Leggett & Platt, Inc.	933	$45,419
Mohawk Industries, Inc.(1)	419	79,987

		125,406
Insurance: Life – 0.6%
Aflac, Inc.	2,960	184,112
Lincoln National Corp.	1,729	102,391
Principal Financial Group, Inc.	1,845	94,630
Prudential Financial, Inc.	3,062	267,986
Torchmark Corp.	858	49,953
Unum Group	1,696	60,632

		759,704
Insurance: Multi-Line – 2.6%
American International Group, Inc.	9,255	572,144
Aon PLC	1,890	188,395
Assurant, Inc.	476	31,892
Berkshire Hathaway, Inc., Class B(1)	12,298	1,673,881
Genworth Financial, Inc., Class A(1)	3,350	25,359
Loews Corp.	2,014	77,559
Marsh & McLennan Companies, Inc.	3,634	206,048
MetLife, Inc.	7,535	421,885
The Hartford Financial Services Group, Inc.	2,839	118,017

		3,315,180
Insurance: Property–Casualty – 0.8%
ACE Ltd.	2,208	224,509
Cincinnati Financial Corp.	997	50,030
The Allstate Corp.	2,808	182,155
The Chubb Corp.	1,557	148,133
The Progressive Corp.	3,614	100,578
The Travelers Companies, Inc.	2,168	209,559
XL Group PLC	1,722	64,058

		979,022
Leisure Time – 0.6%
Carnival Corp.	3,038	150,047
Expedia, Inc.	667	72,936
Royal Caribbean Cruises Ltd.	1,111	87,425
The Priceline.com, Inc.(1)	351	404,131
TripAdvisor, Inc.(1)	752	65,529

		780,068
Luxury Items – 0.1%
Fossil Group, Inc.(1)	312	21,641
Tiffany & Co.	759	69,676

		91,317
Machinery: Agricultural – 0.2%
Deere & Co.	2,290	222,244

		222,244
Machinery: Construction & Handling – 0.3%
Caterpillar, Inc.	4,088	346,744

		346,744

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Machinery: Engines – 0.1%
Cummins, Inc.	1,136	$149,032

		149,032
Machinery: Industrial – 0.0%
Joy Global, Inc.	657	23,783

		23,783
Machinery: Tools – 0.1%
Snap-on, Inc.	402	64,018
Stanley Black & Decker, Inc.	1,062	111,765

		175,783
Medical & Dental Instruments & Supplies – 0.9%
Becton Dickinson and Co.	1,408	199,443
Boston Scientific Corp.(1)	8,972	158,804
CR Bard, Inc.	501	85,521
DENTSPLY International, Inc.	947	48,818
Edwards Lifesciences Corp.(1)	728	103,689
Henry Schein, Inc.(1)	578	82,145
Patterson Companies, Inc.	578	28,120
St. Jude Medical, Inc.	1,897	138,614
Stryker Corp.	2,018	192,860
Zimmer Biomet Holdings, Inc.	1,146	125,178

		1,163,192
Medical Equipment – 1.3%
Agilent Technologies, Inc.	2,265	87,384
Baxter International, Inc.	3,659	255,874
Intuitive Surgical, Inc.(1)	255	123,547
Medtronic PLC	9,610	712,101
PerkinElmer, Inc.	763	40,164
Thermo Fisher Scientific, Inc.	2,676	347,238
Varian Medical Systems, Inc.(1)	675	56,923

		1,623,231
Medical Services – 0.1%
Laboratory Corp. of America Holdings(1)	677	82,066
Quest Diagnostics, Inc.	974	70,634

		152,700
Metal Fabricating – 0.2%
Fastenal Co.	1,834	77,358
Precision Castparts Corp.	956	191,076

		268,434
Office Supplies & Equipment – 0.1%
Avery Dennison Corp.	611	37,234
Pitney Bowes, Inc.	1,360	28,302
Xerox Corp.	7,050	75,012

		140,548
Offshore Drilling & Other Services – 0.1%
Diamond Offshore Drilling, Inc.	464	11,976
Noble Corp. PLC	1,632	25,116
Transocean Ltd.	2,297	37,028

		74,120

June 30, 2015 (unaudited)	Shares	Value
Oil: Crude Producers – 1.5%
Anadarko Petroleum Corp.	3,417	$266,731
Apache Corp.	2,541	146,438
Cabot Oil & Gas Corp.	2,787	87,902
Chesapeake Energy Corp.	3,489	38,972
Cimarex Energy Co.	601	66,296
Devon Energy Corp.	2,606	155,031
EOG Resources, Inc.	3,699	323,848
Newfield Exploration Co.(1)	1,085	39,190
Noble Energy, Inc.	2,608	111,309
Occidental Petroleum Corp.	5,196	404,093
Pioneer Natural Resources Co.	1,005	139,384
QEP Resources, Inc.	1,090	20,176
Range Resources Corp.	1,119	55,256
Southwestern Energy Co.(1)	2,593	58,939

		1,913,565
Oil: Integrated – 3.7%
Chevron Corp.	12,679	1,223,143
ConocoPhillips	8,304	509,949
Exxon Mobil Corp.(2)	28,286	2,353,395
Hess Corp.	1,639	109,616
Marathon Oil Corp.	4,552	120,810
Murphy Oil Corp.	1,126	46,808
The Williams Cos., Inc.	4,539	260,493

		4,624,214
Oil: Refining And Marketing – 0.7%
Marathon Petroleum Corp.	3,684	192,710
ONEOK, Inc.	1,406	55,509
Phillips 66	3,665	295,252
Tesoro Corp.	843	71,158
Valero Energy Corp.	3,472	217,347

		831,976
Oil Well Equipment & Services – 1.2%
Baker Hughes, Inc.	2,931	180,843
Cameron International Corp.(1)	1,307	68,447
Ensco PLC, Class A	1,580	35,187
FMC Technologies, Inc.(1)	1,561	64,766
Halliburton Co.	5,730	246,791
Helmerich & Payne, Inc.	726	51,125
National Oilwell Varco, Inc.	2,765	133,494
Schlumberger Ltd.	8,600	741,234

		1,521,887
Paints & Coatings – 0.3%
PPG Industries, Inc.	1,836	210,626
The Sherwin-Williams Co.	558	153,461

		364,087
Paper – 0.1%
International Paper Co.	2,852	135,727

		135,727
Personal Care – 1.7%
Colgate-Palmolive Co.	5,750	376,108

8	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Personal Care (continued)
Kimberly-Clark Corp.	2,465	$261,216
The Clorox Co.	885	92,058
The Procter & Gamble Co.(2)	18,210	1,424,750

		2,154,132
Pharmaceuticals – 7.5%
Abbott Laboratories	10,176	499,438
Allergan PLC(1)	2,634	799,314
AmerisourceBergen Corp.	1,407	149,620
Bristol-Myers Squibb Co.	11,208	745,780
Cardinal Health, Inc.	2,227	186,289
Eli Lilly & Co.	6,594	550,533
Endo International PLC(1)	1,197	95,341
Gilead Sciences, Inc.	10,044	1,175,952
Hospira, Inc.(1)	1,156	102,549
Johnson & Johnson(2)	18,750	1,827,375
Mallinckrodt PLC(1)	786	92,528
Merck & Co., Inc.	19,139	1,089,583
Mylan N.V.(1)	2,743	186,140
Perrigo Co. PLC	950	175,588
Pfizer, Inc.	41,328	1,385,728
Vertex Pharmaceuticals, Inc.(1)	1,633	201,643
Zoetis, Inc.	3,377	162,839

		9,426,240
Producer Durables: Miscellaneous – 0.1%
W.W. Grainger, Inc.	415	98,210

		98,210
Production Technology Equipment – 0.2%
Applied Materials, Inc.	8,286	159,257
KLA-Tencor Corp.	1,097	61,663
Lam Research Corp.	1,075	87,451

		308,371
Publishing – 0.0%
Gannett Co., Inc.(1)	765	10,702

		10,702
Radio & TV Broadcasters – 0.2%
CBS Corp., Class B	3,085	171,218
TEGNA, Inc.	1,530	49,067

		220,285
Railroads – 0.8%
CSX Corp.	6,680	218,102
Kansas City Southern	745	67,944
Norfolk Southern Corp.	2,073	181,097
Union Pacific Corp.	5,943	566,784

		1,033,927
Real Estate Investment Trusts – 2.4%
American Tower Corp.	2,850	265,877
Apartment Investment & Management Co., Class A	1,054	38,924
AvalonBay Communities, Inc.	891	142,444
Boston Properties, Inc.	1,033	125,034

June 30, 2015 (unaudited)	Shares	Value
Real Estate Investment Trusts (continued)
Crown Castle International Corp.	2,252	$180,836
Equinix, Inc.	390	99,060
Equity Residential	2,454	172,197
Essex Property Trust, Inc.	444	94,350
General Growth Properties, Inc.	4,237	108,721
HCP, Inc.	3,107	113,312
Health Care REIT, Inc.	2,357	154,690
Host Hotels & Resorts, Inc.	5,108	101,292
Iron Mountain, Inc.	1,261	39,091
Kimco Realty Corp.	2,783	62,729
Plum Creek Timber Co., Inc.	1,188	48,197
Prologis, Inc.	3,454	128,143
Public Storage, Inc.	979	180,498
Realty Income Corp.	1,517	67,340
Simon Property Group, Inc.	2,097	362,823
SL Green Realty Corp.	666	73,187
The Macerich Co.	950	70,870
Ventas, Inc.	2,231	138,523
Vornado Realty Trust	1,179	111,922
Weyerhaeuser Co.	3,541	111,542

		2,991,602
Real Estate Services – 0.1%
CBRE Group, Inc., Class A(1)	1,887	69,819

		69,819
Recreational Vehicles & Boats – 0.1%
Harley-Davidson, Inc.	1,427	80,411

		80,411
Restaurants – 1.3%
Chipotle Mexican Grill, Inc.(1)	215	130,073
Darden Restaurants, Inc.	837	59,494
McDonald’s Corp.	6,481	616,148
Starbucks Corp.	10,112	542,155
Yum! Brands, Inc.	2,921	263,124

		1,610,994
Scientific Instruments: Control & Filter – 0.6%
Allegion PLC	648	38,971
FLIR Systems, Inc.	943	29,063
Flowserve Corp.	909	47,868
Pall Corp.	720	89,604
Parker-Hannifin Corp.	961	111,793
Rockwell Automation, Inc.	914	113,921
Roper Technologies, Inc.	691	119,170
The ADT Corp.	1,155	38,773
Tyco International PLC	2,833	109,014
Waters Corp.(1)	560	71,893

		770,070
Scientific Instruments: Electrical – 0.3%
AMETEK, Inc.	1,626	89,072
Emerson Electric Co.	4,621	256,142

		345,214

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Scientific Instruments: Pollution Control – 0.3%
Pentair PLC	1,231	$84,631
Republic Services, Inc.	1,691	66,237
Waste Management, Inc.	2,880	133,488
Xylem, Inc.	1,230	45,596

		329,952
Securities Brokerage & Services – 0.6%
CME Group, Inc.	2,139	199,055
E*TRADE Financial Corp.(1)	1,948	58,343
Intercontinental Exchange, Inc.	756	169,049
The Charles Schwab Corp.	7,780	254,017
The NASDAQ OMX Group, Inc.	797	38,902

		719,366
Semiconductors & Components – 2.1%
Altera Corp.	2,029	103,885
Analog Devices, Inc.	2,102	134,917
Avago Technologies Ltd.	1,731	230,102
Broadcom Corp., Class A	3,676	189,277
Intel Corp.	31,936	971,333
Linear Technology Corp.	1,613	71,343
Microchip Technology, Inc.	1,359	64,450
Micron Technology, Inc.(1)	7,265	136,873
NVIDIA Corp.	3,482	70,023
Qorvo, Inc.(1)	1,000	80,270
Skyworks Solutions, Inc.	1,287	133,977
Texas Instruments, Inc.	7,061	363,712
Xilinx, Inc.	1,763	77,854

		2,628,016
Specialty Retail – 2.5%
AutoNation, Inc.(1)	517	32,561
AutoZone, Inc.(1)	221	147,385
Bed, Bath & Beyond, Inc.(1)	1,252	86,363
Best Buy Co., Inc.	1,964	64,046
CarMax, Inc.(1)	1,417	93,820
GameStop Corp., Class A	732	31,447
L Brands, Inc.	1,658	142,140
Lowe’s Companies, Inc.	6,561	439,390
Netflix, Inc.(1)	415	272,630
O’Reilly Automotive, Inc.(1)	686	155,022
Ross Stores, Inc.	2,792	135,719
Staples, Inc.	4,319	66,124
The Gap, Inc.	1,789	68,286
The Home Depot, Inc.	8,887	987,612
The TJX Companies, Inc.	4,604	304,647
Tractor Supply Co.	919	82,655
Urban Outfitters, Inc.(1)	675	23,625

		3,133,472
Steel – 0.1%
Allegheny Technologies, Inc.	733	22,136
Nucor Corp.	2,152	94,839

		116,975

June 30, 2015 (unaudited)	Shares	Value
Telecommunications Equipment – 0.1%
Motorola Solutions, Inc.	1,286	$73,739

		73,739
Textiles, Apparel & Shoes – 0.9%
Coach, Inc.	1,860	64,375
Hanesbrands, Inc.	2,703	90,064
Michael Kors Holdings Ltd.(1)	1,354	56,990
NIKE, Inc., Class B	4,719	509,746
PVH Corp.	569	65,549
Ralph Lauren Corp.	419	55,459
Under Armour, Inc., Class A(1)	1,126	93,953
VF Corp.	2,309	161,030

		1,097,166
Tobacco – 1.3%
Altria Group, Inc.	13,280	649,525
Philip Morris International, Inc.	10,432	836,334
Reynolds American, Inc.	2,784	207,853

		1,693,712
Toys – 0.1%
Hasbro, Inc.	755	56,466
Mattel, Inc.	2,281	58,599

		115,065
Transportation Miscellaneous – 0.4%
Expeditors International of Washington, Inc.	1,293	59,614
United Parcel Service, Inc., Class B	4,687	454,217

		513,831
Truckers – 0.0%
C.H. Robinson Worldwide, Inc.	987	61,579

		61,579
Utilities: Electrical – 2.5%
AES Corp.	4,359	57,800
Ameren Corp.	1,637	61,682
American Electric Power Co., Inc.	3,302	174,907
CMS Energy Corp.	1,858	59,159
Consolidated Edison, Inc.	1,975	114,313
Dominion Resources, Inc.	3,966	265,206
DTE Energy Co.	1,196	89,269
Duke Energy Corp.	4,772	336,999
Edison International	2,197	122,109
Entergy Corp.	1,217	85,799
Eversource Energy	2,137	97,041
Exelon Corp.	5,798	182,173
FirstEnergy Corp.	2,841	92,475
NextEra Energy, Inc.	2,991	293,208
NRG Energy, Inc.	2,278	52,121
Pepco Holdings, Inc.	1,705	45,933
PG&E Corp.	3,213	157,758
Pinnacle West Capital Corp.	746	42,440
PPL Corp.	4,498	132,556
Public Service Enterprise Group, Inc.	3,414	134,102

10	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Utilities: Electrical (continued)
SCANA Corp.	964	$48,827
TECO Energy, Inc.	1,589	28,062
The Southern Co.	6,136	257,098
WEC Energy Group, Inc.	2,127	95,639
Xcel Energy, Inc.	3,412	109,798

		3,136,474
Utilities: Gas Distributors – 0.3%
AGL Resources, Inc.	807	37,574
CenterPoint Energy, Inc.	2,899	55,168
NiSource, Inc.	2,133	97,244
Sempra Energy	1,562	154,544

		344,530
Utilities: Telecommunications – 2.2%
AT&T, Inc.(2)	34,998	1,243,129
CenturyLink, Inc.	3,820	112,231
Frontier Communications Corp.	6,760	33,462
Level 3 Communications, Inc.(1)	1,934	101,864
Verizon Communications, Inc.	28,021	1,306,059

		2,796,745
Total Common Stocks (Cost $50,540,810)		123,203,654

June 30, 2015 (unaudited)	Principal Amount	Value
U.S. Government Securities – 0.1%

U.S. Treasury Note 3.125% due 5/15/2019	$145,000	$154,731
Total U.S. Government Securities (Cost $143,642)		154,731

	Principal Amount	Value
Repurchase Agreements – 1.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $2,217,000, due 7/1/2015(3)	2,217,000	2,217,000
Total Repurchase Agreements (Cost $2,217,000)		2,217,000
Total Investments - 100.0% (Cost $52,901,452)		125,575,385
Other Liabilities, Net - 0.0%		(4,354)
Total Net Assets - 100.0%		$125,571,031

(1)	Non-income-producing security.
(2)	Securities are segregated to cover anticipated or existing derivative positions.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	2/28/2022	$2,261,375

The table below presents futures contracts as of June 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	24	9/18/2015	$2,465	$(26,959)

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$123,203,654	$—	$—	$123,203,654
U.S. Government Securities	—	154,731	—	154,731
Repurchase Agreements	—	2,217,000	—	2,217,000
Other Financial Instruments:
Financial Futures Contracts	(26,959)	—	—	(26,959)
Total	$123,176,695	$2,371,731	$—	$125,548,426

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

Statement of Assets and Liabilities As of June 30, 2015 (unaudited)
Assets
Investments, at value	$125,575,385
Cash	12,065
Cash deposits with brokers	121,440
Dividends/interest receivable	142,831
Receivable for fund shares subscribed	11,829
Receivable for investments sold	9,621
Prepaid expenses	2,589

Total Assets	125,875,760

Liabilities
Payable for fund shares redeemed	161,651
Payable for investments purchased	80,280
Payable to adviser	15,635
Payable for variation margin	10,660
Accrued trustees’ fees	1,918
Accrued expenses/other liabilities	34,585

Total Liabilities	304,729

Total Net Assets	$125,571,031

Net Assets Consist of:
Paid-in capital	$66,432,031
Accumulated undistributed net investment income	1,133,985
Accumulated net realized loss from investments and futures contracts	(14,641,959)
Net unrealized appreciation on investments and futures contracts	72,646,974

Total Net Assets	$125,571,031

Investments, at Cost	$52,901,452

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	8,296,647
Net Asset Value Per Share	$15.14

Statement of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)
Investment Income
Dividends	$1,311,717
Interest	2,419
Withholding taxes on foreign dividends	(173)

Total Investment Income	1,313,963

Expenses
Investment advisory fees	160,694
Custodian fees	24,952
Professional fees	16,565
Transfer agent fees	10,818
Administrative service fees	6,916
Shareholder reports	6,552
Trustees’ fees	4,025
Other expenses	9,507

Total Expenses	240,029

Less: Fee waiver/reimbursement by adviser	(60,051)

Total Expenses, Net	179,978

Net Investment Income	1,133,985

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Futures Contracts
Net realized gain from investments	3,322,953
Net realized gain from futures contracts	77,155
Net change in unrealized appreciation/depreciation on investments	(2,989,995)
Net change in unrealized appreciation/depreciation on futures contracts	(67,792)

Net Gain on Investments and Futures Contracts	342,321

Net Increase in Net Assets Resulting from Operations	$1,476,306

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$1,133,985	$2,253,839
Net realized gain from investments and futures contracts	3,400,108	11,950,623
Net change in unrealized appreciation/depreciation on investments and futures contracts	(3,057,787)	2,157,492

Net Increase in Net Assets Resulting from Operations	1,476,306	16,361,954

Distributions to Shareholders
Net investment income	—	(2,238,303)

Total Distributions	—	(2,238,303)

Capital Share Transactions
Proceeds from sales of shares	4,125,225	6,803,590
Reinvestment of distributions	—	2,238,303
Cost of shares redeemed	(9,753,872)	(26,482,288)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,628,647)	(17,440,395)

Net Decrease in Net Assets	(4,152,341)	(3,316,744)

Net Assets
Beginning of period	129,723,372	133,040,116

End of period	$125,571,031	$129,723,372

Accumulated Undistributed Net Investment Income Included in Net Assets	$1,133,985	$—

Other Information:
Shares
Sold	272,049	478,413
Reinvested	—	149,419
Redeemed	(640,653)	(1,865,113)

Net Decrease	(368,604)	(1,237,281)

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/15[1]	$14.97	$0.13[2]	$0.04	$0.17	$—	$—	$—
Year Ended 12/31/14	13.43	0.24[2]	1.56	1.80	(0.26)	—	(0.26)
Year Ended 12/31/13	10.35	0.23	3.08	3.31	(0.23)	—	(0.23)
Year Ended 12/31/12	9.12	0.20	1.23	1.43	(0.20)	—	(0.20)
Year Ended 12/31/11	9.12	0.17	—	0.17	(0.17)	—	(0.17)
Year Ended 12/31/10	8.08	0.15	1.04	1.19	(0.15)	—	(0.15)

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$15.14	1.14%	$125,571	0.28%	0.37%	1.76%	1.67%	1%
14.97	13.42%	129,723	0.28%	0.37%	1.73%	1.64%	3%
13.43	32.01%	133,040	0.28%	0.36%	1.80%	1.72%	2%
10.35	15.68%	112,834	0.28%	0.41%	1.97%	1.84%	3%
9.12	1.95%	100,293	0.28%	0.38%	1.76%	1.66%	3%
9.12	14.77%	109,801	0.28%	0.37%	1.74%	1.65%	5%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

June 30, 2015 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS S&P 500 Index VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices . Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices . Repurchase agreements are carried at cost, which approximates market value (see Note 4c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Future contracts shall be valued at the settlement prices established each day by the boards of trade or exchange on which they are traded.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

16

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the

17

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.25%.

RS Investments has entered into a Sub-Advisory Agreement as of May 1, 2015 with Park Avenue Institutional Advisers LLC (“Park Avenue”), a wholly-owned subsidiary of GIS. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Prior to May 1, 2015, GIS served as the sub-adviser to the Fund pursuant to a Sub-Advisory, Sub-Administration and Accounting Services Agreement. GIS and Park Avenue informed the Trust that there would be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser. Sub-investment advisory fees paid by RS Investments to Park Avenue and previously to GIS do not represent a separate or additional expense to the Fund.

An expense limitation has been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2016, to limit the Fund’s total annual fund operating expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.28% of the average daily net assets of the Fund.

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Ordinary Income
$2,236,424

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

18

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

As of December 31, 2014, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Undistributed Net Investment Loss	Accumulated Net Realized Gain
$(7,026)	$(15,536)	$22,562

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2014, the Fund utilized $11,251,538 of capital loss carryovers. Capital loss carryovers available to the Fund at December 31, 2014, were as follows:

Expiring	Amount
2017	$8,974,265
2018	2,431,713

Total	$11,405,978

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Fund had no such losses.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, was $59,362,755. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2015, aggregated $67,178,534 and $(965,904), respectively, resulting in net unrealized appreciation of $66,212,630.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $1,374,478 and $4,135,564, respectively, for the six months ended June 30, 2015.

b. Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2015.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
Financial Futures Contracts	Net unrealized appreciation on futures contracts*	$(26,959)
*	The cumulative depreciation of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2015.

Derivative Instrument Type	Location of Gain/ (Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized gain from futures contracts	$77,155
	Net change in unrealized appreciation/(depreciation) on futures contracts	(67,792)

The Fund held an average daily face value of $1,503,591 long position E-mini S&P 500 Futures Contracts for the six months ended June 30, 2015.

The Fund entered into financial futures contracts as a substitute for the purchase or sale of securities or when there was significant cash received from fund shares sold.

c. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2015, the Fund did not borrow under the facility.

Note 6. Legal Matters

Two lawsuits have been filed relating to the Fund’s investment in Tribune Company in connection with a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. One was

19

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

filed in the U.S. Bankruptcy Court for the District of Delaware; the other was filed in Delaware Superior Court. Both have since been transferred to a consolidated proceeding in the U.S. District Court for the Southern District of New York. The action originally filed in Delaware Superior Court has been dismissed and is now on appeal to the Circuit Court of Appeals for the Second Circuit. In the action originally filed in the U.S. Bankruptcy Court, a global motion to dismiss all shareholder defendants (including the Fund) is pending. The plaintiffs seek to recover amounts paid to Tribune shareholders in the leveraged buyout transaction. The Fund received $218,212 in the leveraged buyout transaction. The Fund cannot predict the outcomes of these proceedings. If the proceedings were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value.

Note 7. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 8. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of the Sub-Advisory Agreement for the RS Funds

The Boards of Trustees of RS Investment Trust and RS Variable Products Trust (each, a “Trust,” and together, the “Trusts”), including all of the Independent Trustees, met in person on March 4, 2015 to consider the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between RS Investment Management Co. LLC (“RS Investments”) and Park Avenue Institutional Advisers LLC (“Park Avenue”), proposed to replace the existing sub-advisory agreement between RS Investments and Guardian Investor Services LLC (“GIS”) with respect to a number of the funds (the “Funds”)1 for a one-year period commencing on its date of execution. Before the meeting, the Independent Trustees met among themselves and with independent counsel to prepare for the meeting. In determining to approve the Sub-Advisory Agreement, the Trustees considered and reviewed all of the information provided to them in connection with this matter by RS Investments, GIS, and Park Avenue prior to and at their March 4, 2015 meeting. In all of their deliberations, the Independent Trustees were advised by independent counsel for the Independent Trustees.

The Trustees considered that all of GIS’s investment advisory activities would be moved to Park Avenue, a new, wholly owned subsidiary of GIS, the prior sub-adviser to the Funds. The Trustees took into consideration that such restructuring would not result in any change in the investment sub-advisory services provided to the Funds, in the personnel providing the services, in the persons overseeing them, or in the investment strategies, processes, or techniques employed by the portfolio managers and other investment professionals in managing the Funds.

The Trustees considered that the Sub-Advisory Agreement with Park Avenue is substantially identical to the Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investments and GIS. The Trustees considered that there would be no change in sub-advisory fees paid by RS Investments to Park Avenue for the sub-advisory services to be provided to the Funds. The Trustees noted that the Sub-Advisory

Agreement reflects removal of references to the sub-administration and accounting services that GIS had previously provided to the Funds and that were taken on by RS Investments in late 2007. On the basis of these factors and considerations, the Trustees determined that the services to be provided and the fee to be paid under the Sub-Advisory Agreement appeared reasonable and appropriate.

The Trustees considered the nature and extent of Park Avenue’s compliance program, the qualifications of the firm’s compliance and financial personnel, and the legal and compliance resources otherwise available to the firm. The Trustees noted that all of the compliance policies and procedures previously in place at GIS would be adopted by Park Avenue.

On the basis of these factors, the Boards of Trustees of the Trusts voted unanimously, including the unanimous vote of the Independent Trustees, to approve the Sub-Advisory Agreement, including the sub-advisory fees set forth in the Sub-Advisory Agreement, for a one-year period from its date of execution.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

[1]	The Funds are RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, RS High Yield VIP Series, and RS S&P 500 Index VIP Series.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

21

RS VARIABLE

PRODUCTS TRUST

RS INTERNATIONAL VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
Based on Actual Return	$1,000.00	$1,069.70	$4.67	0.91%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 96.2%
Australia – 6.2%
Australia & New Zealand Banking Group Ltd.	62,455	$1,549,956
BHP Billiton Ltd.	139,095	2,837,374
Commonwealth Bank of Australia	38,561	2,528,711
CSL Ltd.	33,787	2,252,457
Macquarie Group Ltd.	36,716	2,300,456
South32 Ltd.(1)	139,095	192,100
Woodside Petroleum Ltd.	39,563	1,043,935

		12,704,989
Belgium – 1.2%
KBC Groep N.V.	17,404	1,166,731
Melexis N.V.	22,215	1,291,148

		2,457,879
Denmark – 3.5%
Danske Bank A/S	82,122	2,414,139
Pandora A/S	19,902	2,135,568
Royal Unibrew A/S	76,520	2,615,377

		7,165,084
France – 8.7%
AXA S.A.	48,955	1,241,099
Bureau Veritas S.A.	128,712	2,967,063
Cap Gemini S.A.	28,328	2,513,160
Cie Generale des Etablissements Michelin	21,570	2,269,676
Natixis S.A.	150,487	1,086,116
Pernod Ricard S.A.	22,347	2,583,366
Rexel S.A.	148,163	2,390,850
TOTAL S.A.	56,649	2,778,687

		17,830,017
Germany – 7.0%
Allianz SE (Reg S)	5,997	935,238
Bayer AG (Reg S)	26,273	3,679,272
Deutsche Boerse AG	24,919	2,063,980
Drillisch AG	33,204	1,479,072
HeidelbergCement AG	28,922	2,292,266
HUGO BOSS AG	23,113	2,583,943
SAP SE	21,255	1,489,471

		14,523,242
Hong Kong – 5.1%
BOC Hong Kong Holdings Ltd.	611,000	2,550,886
Cheung Kong Property Holdings Ltd.(1)	106,000	876,547
CK Hutchison Holdings Ltd.	174,500	2,576,757
Hengan International Group Co. Ltd.	249,500	2,959,979
Power Assets Holdings Ltd.	159,500	1,452,168

		10,416,337
Italy – 2.3%
Enel S.p.A.	753,824	3,416,551
Intesa Sanpaolo S.p.A.	386,502	1,403,576

		4,820,127

June 30, 2015 (unaudited)	Shares	Value
Japan – 21.1%
Alps Electric Co. Ltd.	54,600	$1,683,836
Asahi Kasei Corp.	230,000	1,886,594
Central Japan Railway Co.	15,100	2,724,864
Chubu Electric Power Co., Inc.	140,200	2,089,561
DCM Holdings Co. Ltd.	241,800	2,367,655
Dowa Holdings Co. Ltd.	191,801	1,812,564
Fujitsu Ltd.	272,000	1,519,758
Hoya Corp.	66,900	2,679,326
Matsumotokiyoshi Holdings Co. Ltd.	58,800	2,712,670
Milbon Co. Ltd.	29,900	951,436
Mitsubishi Electric Corp.	261,000	3,370,213
Mitsubishi UFJ Financial Group, Inc.	478,200	3,440,392
Nippon Telegraph & Telephone Corp.	86,400	3,129,040
Obic Co. Ltd.	37,500	1,671,851
Rohto Pharmaceutical Co. Ltd.	78,420	1,293,575
Sumitomo Mitsui Financial Group, Inc.	24,395	1,086,046
The Musashino Bank Ltd.	21,400	844,378
Tokio Marine Holdings, Inc.	49,000	2,037,865
Toyota Motor Corp.	78,600	5,259,697
Zenkoku Hosho Co. Ltd.	27,800	989,496

		43,550,817
Netherlands – 1.8%
ING Groep N.V., CVA	121,783	2,022,251
Wolters Kluwer N.V.	59,912	1,783,206

		3,805,457
New Zealand – 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	340,910	1,583,705

		1,583,705
Singapore – 0.6%
Singapore Exchange Ltd.	219,100	1,272,784

		1,272,784
Spain – 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	193,640	1,908,119
Ferrovial S.A.	108,570	2,358,836
Mediaset Espana Comunicacion S.A.	76,931	1,010,004

		5,276,959
Sweden – 2.8%
Intrum Justitia AB	106,405	3,222,271
Skandinaviska Enskilda Banken AB, Class A	193,384	2,473,640

		5,695,911
Switzerland – 11.4%
Actelion Ltd. (Reg S)(1)	18,502	2,709,644
Bossard Holding AG, Class A (Reg S)(1)	13,177	1,519,680
Novartis AG (Reg S)	58,858	5,789,300
Roche Holding AG	23,343	6,545,177
U-Blox AG(1)	12,637	2,554,785
UBS Group AG (Reg S)(1)	100,010	2,121,860
Zurich Insurance Group AG(1)	7,503	2,284,135

		23,524,581

4	The accompanying notes are an integral part of these financial statements.

RS INTERNATIONAL VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
United Kingdom – 21.1%
Barclays PLC	685,806	$2,810,877
BP PLC	545,303	3,618,998
British American Tobacco PLC	90,072	4,849,702
BT Group PLC	310,709	2,200,237
Croda International PLC	49,356	2,134,109
Diageo PLC	101,583	2,941,820
Direct Line Insurance Group PLC	462,588	2,441,794
Experian PLC	165,520	3,010,542
GlaxoSmithKline PLC	20,503	426,297
HSBC Holdings PLC	267,365	2,394,095
National Grid PLC	192,447	2,476,952
Next PLC	35,671	4,175,000
Reed Elsevier PLC	176,630	2,870,357
Rio Tinto PLC	25,341	1,042,351
Royal Dutch Shell PLC, Class A	141,833	4,010,206
Smith & Nephew PLC	123,201	2,084,225

		43,487,562
Total Common Stocks (Cost $189,677,907)		198,115,451

	Shares	Value
Exchange-Traded Funds – 1.4%
iShares MSCI EAFE ETF	44,196	2,806,004

Total Exchange-Traded Funds (Cost $2,819,930)		2,806,004

	Principal Amount	Value
Repurchase Agreements – 1.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $3,748,000, due 7/1/2015(2)	$3,748,000	3,748,000
Total Repurchase Agreements (Cost $3,748,000)		3,748,000
Total Investments - 99.4% (Cost $196,245,837)		204,669,455
Other Assets, Net - 0.6%		1,259,863
Total Net Assets - 100.0%		$205,929,318

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.25%	11/15/2024	$3,825,775

Legend:

CVA — Certificaten Van Aandelen (Certificate of Shares).

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$192,100	$12,512,889	*	$—	$12,704,989
Belgium	—	2,457,879	*	—	2,457,879
Denmark	—	7,165,084	*	—	7,165,084
France	—	17,830,017	*	—	17,830,017
Germany	—	14,523,242	*	—	14,523,242
Hong Kong	876,547	9,539,790	*	—	10,416,337
Italy	—	4,820,127	*	—	4,820,127
Japan	—	43,550,817	*	—	43,550,817
Netherlands	—	3,805,457	*	—	3,805,457
New Zealand	—	1,583,705	*	—	1,583,705
Singapore	—	1,272,784	*	—	1,272,784
Spain	—	5,276,959	*	—	5,276,959
Sweden	—	5,695,911	*	—	5,695,911
Switzerland	—	23,524,581	*	—	23,524,581
United Kingdom	2,441,794	41,045,768	*	—	43,487,562
Exchange-Traded Funds	2,806,004	—		—	2,806,004
Repurchase Agreements	—	3,748,000		—	3,748,000
Total	$6,316,445	$198,353,010		$—	$204,669,455

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

Statement of Assets and Liabilities As of June 30, 2015 (unaudited)
Assets
Investments, at value	$204,669,455
Cash	128
Foreign currency, at value	19
Receivable for investments sold	3,302,767
Dividends receivable	773,327
Foreign tax reclaims receivable	372,195
Receivable for fund shares subscribed	97,913
Prepaid expenses	4,061

Total Assets	209,219,865

Liabilities
Payable for investments purchased	3,023,005
Payable to adviser	137,986
Payable for fund shares redeemed	86,984
Accrued trustees’ fees	3,169
Accrued expenses/other liabilities	39,403

Total Liabilities	3,290,547

Total Net Assets	$205,929,318

Net Assets Consist of:
Paid-in capital	$193,962,185
Accumulated undistributed net investment income	3,363,893
Accumulated net realized gain from investments and foreign currency transactions	207,626
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	8,395,614

Total Net Assets	$205,929,318

Investments, at Cost	$196,245,837

Foreign Currency, at Cost	$19

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	13,156,117
Net Asset Value Per Share	$15.65

Statement of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)
Investment Income
Dividends	$4,766,409
Withholding taxes on foreign dividends	(370,161)

Total Investment Income	4,396,248

Expenses
Investment advisory fees	833,536
Custodian fees	40,251
Professional fees	26,753
Shareholder reports	9,439
Administrative service fees	7,920
Trustees’ fees	6,537
Other expenses	18,645

Total Expenses	943,081

Net Investment Income	3,453,167

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Transactions
Net realized gain from investments	4,292,512
Net realized loss from foreign currency transactions	(205,358)
Net change in unrealized appreciation/depreciation on investments	6,627,055
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	(1,645)

Net Gain on Investments and Foreign Currency Transactions	10,712,564

Net Increase in Net Assets Resulting from Operations	$14,165,731

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$3,453,167	$4,928,659
Net realized gain from investments and foreign currency transactions	4,087,154	9,635,322
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	6,625,410	(26,031,903)

Net Increase/(Decrease) in Net Assets Resulting from Operations	14,165,731	(11,467,922)

Distributions to Shareholders
Net investment income	—	(4,431,347)
Net realized gain on investments	—	(17,184,765)

Total Distributions	—	(21,616,112)

Capital Share Transactions
Proceeds from sales of shares	2,480,205	12,355,603
Reinvestment of distributions	—	21,616,112
Cost of shares redeemed	(14,246,217)	(32,010,813)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(11,766,012)	1,960,902

Net Increase/(Decrease) in Net Assets	2,399,719	(31,123,132)

Net Assets
Beginning of period	203,529,599	234,652,731

End of period	$205,929,318	$203,529,599

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(89,274)

Accumulated Undistributed Net Investment Income Included in Net Assets	$3,363,893	$—

Other Information:
Shares
Sold	159,996	729,093
Reinvested	—	1,467,489
Redeemed	(917,287)	(1,877,578)

Net Increase/(Decrease)	(757,291)	319,004

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/15[1]	$14.63	$0.25	[2]	$0.77	$1.02	$—	$—	$—
Year Ended 12/31/14	17.26	0.39		(1.30)	(0.91)	(0.35)	(1.37)	(1.72)
Year Ended 12/31/13	19.88	0.33		3.44	3.77	(0.31)	(6.08)	(6.39)
Year Ended 12/31/12	16.99	0.23		2.88	3.11	(0.22)	—	(0.22)
Year Ended 12/31/11	19.68	0.27		(2.58)	(2.31)	(0.22)	(0.16)	(0.38)
Year Ended 12/31/10	17.51	0.25		2.23	2.48	(0.31)	—	(0.31)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$15.65	6.97%	$205,929	0.91%	0.91%	3.31%	3.31%	59%
14.63	(5.30)%	203,530	0.92%	0.92%	2.23%	2.23%	193%
17.26	20.11%	234,653	0.92%	0.92%	1.45%	1.45%	205%	[5]
19.88	18.35%	220,996	0.92%	0.92%	1.18%	1.18%	21%
16.99	(11.65)%	208,247	0.91%	0.91%	1.40%	1.40%	14%
19.68	14.19%	255,934	0.91%	0.91%	1.33%	1.33%	87%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of July 1, 2013.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

June 30, 2015 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS International VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires

12

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of June 30, 2015, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Fund’s Board of Trustees. For the six months ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Fund did not incur any such interest or penalties. The Fund is not subject to

13

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Forward Foreign Currency Contracts The Fund may enter into forward foreign currency contracts. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of the Fund’s counterparty to meet the terms of a contract and from unanticipated movements in the value of a currency relative to another currency. Fluctuations in the values of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When a forward contract is closed, the Fund will record a realized gain or loss equal to the increase or decrease in the value of such forward contract between the time it was opened and the time it was closed. Such amounts are recorded as net realized gains or losses on foreign currency related transactions.

f. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

g. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

h. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

i. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.80%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$16,044,704	$5,571,408

14

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2014, the Fund made the following reclassifications of permanent book and tax basis differences:

Undistributed Net Investment Income	Accumulated Net Realized Gain
$(579,583)	$579,583

The tax basis of distributable earnings as of December 31, 2014, was as follows:

Undistributed Long-Term Capital Gains
$521,406

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Fund elected to defer net capital losses of $2,167,589.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, was $198,554,090. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2015, aggregated $12,427,231 and $(6,311,866), respectively, resulting in net unrealized appreciation of $6,115,365.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $121,723,610 and $133,315,514, respectively, for the six months ended June 30, 2015.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

15

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

For the six months ended June 30, 2015, the Fund borrowed under the facility as follows:

Amount Outstanding at 6/30/15	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
$—	$568,531	5	1.38%
*	For the six months ended June 30, 2015, based on the number of days borrowings were outstanding.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

17

RS VARIABLE

PRODUCTS TRUST

RS EMERGING MARKETS VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
Based on Actual Return	$1,000.00	$1,042.00	$6.73	1.33%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.66	1.33%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 95.5%
Argentina – 0.6%
YPF S.A., ADR	13,963	$383,005

		383,005
Brazil – 3.0%
BB Seguridade Participacoes S.A.	36,100	395,938
Cia Paranaense de Energia, ADR	39,810	437,910
CVC Brasil Operadora e Agencia de Viagens S.A.	39,500	238,847
Fibria Celulose S.A.	30,700	418,865
Sao Martinho S.A.	30,300	365,460

		1,857,020
Chile – 0.5%
Banco Santander Chile, ADR	14,618	296,014

		296,014
Greece – 0.5%
Tsakos Energy Navigation Ltd.	34,582	329,566

		329,566
Hong Kong – 0.7%
Xinyi Solar Holdings Ltd.	1,084,000	446,308

		446,308
India – 6.3%
Bharat Petroleum Corp. Ltd.	36,184	498,621
Cadila Healthcare Ltd.	17,145	484,896
Dewan Housing Finance Corp. Ltd.	59,599	391,849
Exide Industries Ltd.	78,682	182,925
HCL Technologies Ltd.	34,630	500,362
Idea Cellular Ltd.	116,793	322,628
IRB Infrastructure Developers Ltd.	66,069	240,501
Tata Motors Ltd., ADR	14,115	486,544
Yes Bank Ltd.	55,895	740,685

		3,849,011
Indonesia – 1.3%
PT Bank Negara Indonesia (Persero) Tbk	834,100	330,689
PT Pakuwon Jati Tbk	8,209,200	263,985
PT Sri Rejeki Isman Tbk	7,455,600	169,439

		764,113
Mexico – 6.8%
America Movil S.A.B. de C.V., ADR, Series L	40,504	863,140
Banregio Grupo Financiero S.A.B. de C.V.	90,600	527,431
Gruma S.A.B. de C.V., Class B	37,697	486,278
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	4,896	335,327
Grupo Financiero Interacciones S.A. de C.V., Class O	51,100	311,298
Grupo Mexico S.A.B. de C.V., Series B	186,154	560,090
Grupo Televisa S.A.B., ADR	18,780	729,040

June 30, 2015 (unaudited)	Shares	Value
Mexico (continued)
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	152,000	$328,709

		4,141,313
People’s Republic of China – 26.1%
Alibaba Group Holding Ltd., ADR(1)	3,533	290,660
Bank of China Ltd., H shares	2,686,000	1,746,622
China Communications Construction Co. Ltd., H shares	363,000	540,151
China Construction Bank Corp., H shares	1,981,638	1,810,115
China Galaxy Securities Co. Ltd., H shares	228,500	298,174
China Merchants Bank Co. Ltd., H shares	197,000	574,750
China Mobile Ltd.	116,758	1,496,048
China Petroleum & Chemical Corp., H shares	786,000	673,428
China Resources Gas Group Ltd.	118,000	348,668
China Resources Land Ltd.	254,000	822,033
Chinasoft International Ltd.(1)	602,000	328,108
Chongqing Changan Automobile Co. Ltd., Class B	198,700	507,431
CNOOC Ltd.	432,000	613,896
Hengan International Group Co. Ltd.	39,500	468,614
New China Life Insurance Co. Ltd., H shares	135,700	811,349
Nine Dragons Paper Holdings Ltd.	198,000	172,208
PAX Global Technology Ltd.(1)	228,000	326,590
Ping An Insurance (Group) Co. of China Ltd., H shares	85,500	1,150,561
Shenzhen International Holdings Ltd.	406,000	706,182
Sino Biopharmaceutical Ltd.	264,000	306,754
Tencent Holdings Ltd.	69,530	1,391,256
Vipshop Holdings Ltd., ADR(1)	17,226	383,278
ZTE Corp., H shares	95,280	241,441

		16,008,317
Peru – 0.5%
Credicorp Ltd.	2,124	295,066

		295,066
Philippines – 0.9%
Puregold Price Club, Inc.	395,100	324,047
Vista Land & Lifescapes, Inc.	1,563,600	220,167

		544,214
Qatar – 1.0%
Al Meera Consumer Goods Co.	8,566	592,258

		592,258
Russia – 4.1%
Gazprom OAO, ADR	65,557	345,485
Lukoil OAO, ADR	16,901	744,653
MMC Norilsk Nickel PJSC, ADR	22,721	382,832
Sberbank of Russia, ADR	118,305	617,936

4	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS VIP SERIES

June 30, 2015 (unaudited)	Shares	Value
Russia (continued)
X5 Retail Group N.V., GDR (Reg S)(1)	23,810	$396,437

		2,487,343
South Africa – 6.6%
Capitec Bank Holdings Ltd.	14,586	580,932
Mondi Ltd.	21,552	472,419
Naspers Ltd., N shares	8,399	1,306,081
Sasol Ltd.	8,672	321,122
Standard Bank Group Ltd.	41,847	550,681
Steinhoff International Holdings Ltd.	89,209	564,579
Telkom S.A. SOC Ltd.(1)	46,436	244,704

		4,040,518
South Korea – 16.1%
BNK Financial Group, Inc.	49,634	631,035
CJ CheilJedang Corp.	1,261	498,137
CJ Corp.	1,725	457,011
GS Retail Co. Ltd.	14,915	624,003
Hana Tour Service, Inc.	5,722	653,015
Hanwha Life Insurance Co. Ltd.	42,754	303,988
Hyundai Development Co.	7,920	469,183
Hyundai Elevator Co. Ltd.(1)	4,544	307,580
KB Financial Group, Inc.	17,986	594,040
Korea Electric Power Corp.	16,656	680,816
LG Chem Ltd.	1,796	447,897
NCSoft Corp.	1,839	326,785
POSCO, ADR	4,667	229,103
Samkee Automotive Co. Ltd.	61,974	212,812
Samsung Electro-Mechanics Co. Ltd.	2,985	136,536
Samsung Electronics Co. Ltd.	1,978	2,244,209
Silicon Works Co. Ltd.	6,932	233,293
SK Hynix, Inc.	6,987	264,818
Soulbrain Co. Ltd.	3,883	169,825
Wonik IPS Co. Ltd.(1)	31,138	395,554

		9,879,640
Taiwan – 13.5%
CTBC Financial Holding Co. Ltd.	1,092,676	860,667
Fubon Financial Holding Co. Ltd.	296,000	588,266
Fulgent Sun International Holding Co. Ltd.	147,000	393,002
Hota Industrial Manufacturing Co. Ltd.	197,000	633,036
Largan Precision Co. Ltd.	6,000	684,904
Lion Travel Service Co. Ltd.	36,000	195,434
Nan Ya Plastics Corp.	212,000	497,607
Powertech Technology, Inc.	150,000	324,575
Primax Electronics Ltd.	341,000	431,663
Taishin Financial Holding Co. Ltd.	1,253,000	522,036
Taiwan Mobile Co. Ltd.	143,000	477,488
Taiwan Paiho Ltd.	201,000	566,680
Taiwan Semiconductor Manufacturing Co. Ltd.	455,259	2,070,799

		8,246,157
Thailand – 3.4%
AP Thailand PCL (Reg F)(2)	1,664,800	354,278
Bangkok Dusit Medical Services PCL (Reg F)(2)	471,900	274,825

June 30, 2015 (unaudited)	Shares	Value
Thailand (continued)
GFPT PCL (Reg F)(2)	688,000	$243,809
Thai Oil PCL (Reg F)(2)	223,800	363,593
Thai Union Frozen Products PCL (Reg F)(2)	595,500	383,576
The Siam Cement PCL (Reg F)	29,700	454,584

		2,074,665
Turkey – 2.3%
Celebi Hava Servisi A.S.	31,547	402,308
Tat Gida Sanayi A.S.(1)	133,619	332,041
Turkiye Garanti Bankasi A.S.	216,193	674,274

		1,408,623
United Arab Emirates – 1.3%
Air Arabia PJSC	947,803	415,680
Dubai Islamic Bank PJSC	206,466	382,148

		797,828
Total Common Stocks (Cost $52,076,097)		58,440,979

	Shares	Value
Preferred Stocks – 2.9%
Brazil – 2.9%
Banco Bradesco S.A.	98,380	901,814
Itau Unibanco Holding S.A.	79,634	876,484

		1,778,298
Total Preferred Stocks (Cost $2,229,555)		1,778,298

	Rights	Value
Rights – 0.0%
South Korea – 0.0%
Hyundai Elevator Co. Ltd.(1)	925	14,222

		14,222
Total Rights (Cost $0)		14,222

	Principal Amount	Value
Repurchase Agreements – 0.9%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $567,000, due 7/1/2015(3)	$567,000	567,000
Total Repurchase Agreements (Cost $567,000)		567,000
Total Investments – 99.3% (Cost $54,872,652)		60,800,499
Other Assets, Net – 0.7%		423,435
Total Net Assets – 100.0%		$61,223,934

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

(1)	Non-income-producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.25%	11/15/2024	$582,075

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$383,005	$—		$—	$383,005
Brazil	1,857,020	—		—	1,857,020
Chile	296,014	—		—	296,014
Greece	329,566	—		—	329,566
Hong Kong	—	446,308	*	—	446,308
India	1,471,802	2,377,209	*	—	3,849,011
Indonesia	169,439	594,674	*	—	764,113
Mexico	4,141,313	—		—	4,141,313
People’s Republic of China	673,938	15,334,379	*	—	16,008,317
Peru	295,066	—		—	295,066
Philippines	—	544,214	*	—	544,214
Qatar	—	592,258	*	—	592,258
Russia	798,224	1,689,119	*	—	2,487,343
South Africa	—	4,040,518	*	—	4,040,518
South Korea	229,103	9,650,537	*	—	9,879,640
Taiwan	—	8,246,157	*	—	8,246,157
Thailand	—	2,074,665	*	—	2,074,665
Turkey	332,041	1,076,582	*	—	1,408,623
United Arab Emirates	—	797,828	*	—	797,828
Preferred Stocks	1,778,298	—		—	1,778,298
Rights	14,222	—		—	14,222
Repurchase Agreements	—	567,000		—	567,000
Total	$12,769,051	$48,031,448		$—	$60,800,499

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2014	$386,404
Change in unrealized appreciation/depreciation	—
Net realized loss	—
Purchases	—
Sales	—
Transfers into/out of Level 3	(386,404)
Balance as of 6/30/2015	$—

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

Statement of Assets and Liabilities As of June 30, 2015 (unaudited)
Assets
Investments, at value	$60,800,499
Cash	399
Foreign currency, at value	169,837
Dividends receivable	384,980
Receivable for fund shares subscribed	41,010
Prepaid expenses	1,222

Total Assets	61,397,947

Liabilities
Payable to adviser	50,779
Accrued foreign capital gains tax	47,695
Payable for fund shares redeemed	17,639
Accrued trustees’ fees	937
Payable for investments purchased	5
Accrued expenses/other liabilities	56,958

Total Liabilities	174,013

Total Net Assets	$61,223,934

Net Assets Consist of:
Paid-in capital	$55,764,841
Accumulated undistributed net investment income	116,116
Accumulated net realized loss from investments, foreign currency transactions and foreign capital gains tax	(537,477)
Net unrealized appreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	5,880,454

Total Net Assets	$61,223,934

Investments, at Cost	$54,872,652

Foreign Currency, at Cost	$169,873

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	4,253,882
Net Asset Value Per Share	$14.39

Statement of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)
Investment Income
Dividends	$789,356
Withholding taxes on foreign dividends	(74,933)

Total Investment Income	714,423

Expenses
Investment advisory fees	313,373
Custodian fees	55,295
Professional fees	26,399
Transfer agent fees	11,352
Shareholder reports	4,827
Administrative service fees	2,388
Trustees’ fees	1,953
Other expenses	2,231

Total Expenses	417,818

Net Investment Income	296,605

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax
Net realized loss from investments	(16,189)
Net realized loss from foreign currency transactions	(99,627)
Foreign capital gains taxes paid	(67,685)
Net change in unrealized appreciation/depreciation on investments	2,424,701
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	10,189
Net change in accrued foreign capital gains tax	79,175

Net Gain on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	2,330,564

Net Increase in Net Assets Resulting from Operations	$2,627,169

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$296,605	$655,710
Net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	(183,501)	1,175,689
Net change in unrealized appreciation/depreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	2,514,065	(4,291,462)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,627,169	(2,460,063)

Distributions to Shareholders
Net investment income	—	(684,590)
Net realized gain on investments	—	(1,202,347)

Total Distributions	—	(1,886,937)

Capital Share Transactions
Proceeds from sales of shares	1,867,470	7,244,865
Reinvestment of distributions	—	1,886,937
Cost of shares redeemed	(6,052,537)	(16,910,688)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,185,067)	(7,778,886)

Net Decrease in Net Assets	(1,557,898)	(12,125,886)

Net Assets
Beginning of period	62,781,832	74,907,718

End of period	$61,223,934	$62,781,832

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(180,489)

Accumulated Undistributed Net Investment Income Included in Net Assets	$116,116	$—

Other Information:
Shares
Sold	128,871	489,159
Reinvested	—	138,237
Redeemed	(420,727)	(1,145,353)

Net Decrease	(291,856)	(517,957)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/15[1]	$13.81	$0.07	[2]	$0.51	$0.58	$—	$—	$—
Year Ended 12/31/14	14.79	0.14		(0.70)	(0.56)	(0.15)	(0.27)	(0.42)
Year Ended 12/31/13	18.02	0.14		(0.94)	(0.80)	(0.04)	(2.51)	(2.55)
Year Ended 12/31/12	16.56	0.09		2.15	2.24	(0.13)	(0.65)	(0.78)
Year Ended 12/31/11	24.48	0.09		(5.30)	(5.21)	—	(2.71)	(2.71)
Year Ended 12/31/10	21.22	0.04		3.99	4.03	(0.65)	(0.12)	(0.77)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

Increase from Contribution by Adviser	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$—	$14.39	4.20%		$61,224	1.33%	1.33%	0.95%	0.95%	57%
—	13.81	(3.71)%		62,782	1.35%	1.35%	0.94%	0.94%	135%
0.12	14.79	(3.47)%	[5]	74,908	1.33%	1.33%	0.91%	0.91%	248%	[6]
—	18.02	13.59%		92,080	1.27%	1.27%	0.66%	0.66%	47%
—	16.56	(20.97)%		97,133	1.19%	1.19%	0.60%	0.60%	41%
—	24.48	19.13%		152,531	1.19%	1.19%	0.35%	0.35%	36%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	Without the effect of the contribution by the adviser, total return would have been (4.00)%.

[6]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team effective as of March 1, 2013.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

June 30, 2015 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS Emerging Markets VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the

12

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, the Fund had one security classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Fund’s Board of Trustees.

Transfers into and out of each level of the fair value hierarchy for the six months ended June 30, 2015, were as follows:

Common Stocks
Transfers into Level 1	$896,300
Transfers (out) of Level 1	$(507,432)
Transfers into Level 2	$893,836
Transfers (out) of Level 2	$(896,300)
Transfers into Level 3	$—
Transfers (out) of Level 3	$(386,404)

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

13

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Forward Foreign Currency Contracts The Fund may enter into forward foreign currency contracts. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of the Fund’s counterparty to meet the terms of a contract and from unanticipated movements in the value of a currency relative to another currency. Fluctuations in the values of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When a forward contract is closed, the Fund will record a realized gain or loss equal to the increase or decrease in the value of such forward contract between the time it was opened and the time it was closed. Such amounts are recorded as net realized gains or losses on foreign currency related transactions.

f. Foreign Capital Gains Tax Gains realized by the Fund on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for non-U.S. taxes likely to be payable upon the sale of such securities.

g. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

h. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

i. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

j. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 1.00%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

14

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$684,590	$1,202,347

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2014, the Fund made the following reclassifications of permanent book and tax basis differences:

Undistributed Net Investment Income	Accumulated Net Realized Gain
$(123,886)	$123,886

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Fund elected to defer net capital losses of $140,143.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, was $55,372,195. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2015, aggregated $7,915,348 and $(2,487,044), respectively, resulting in net unrealized appreciation of $5,428,304.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $35,162,571 and $38,703,870, respectively, for the six months ended June 30, 2015.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar. Transaction costs are often higher and there may be delays in settlement procedures.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest,

15

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2015, the Fund borrowed under the facility as follows:

Amount Outstanding at 6/30/15	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
$—	$482,545	30	1.38%
*	For the six months ended June 30, 2015, based on the number of days borrowings were outstanding.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

17

RS VARIABLE

PRODUCTS TRUST

RS INVESTMENT QUALITY BOND VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
Based on Actual Return	$1,000.00	$1,004.80	$2.78	0.56%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 7.5%
FHLMC 4.00% due 1/1/2041(1)	$4,108,920	$4,358,711
7.00% due 9/1/2038	160,027	195,477
1534 Z 5.00% due 6/15/2023	234,894	252,405
3227 PR 5.50% due 9/15/2035(1)	2,877,097	3,046,837
FNMA
2.285% due 12/1/2036(2)	355,632	378,901
2.315% due 8/1/2046(2)	249,765	250,681
3.00% due 4/1/2043 - 7/1/2043	14,926,212	14,936,863
3.50% due 11/1/2042 - 7/14/2045	14,027,754	14,456,352
4.00% due 9/1/2040 - 11/1/2040	5,400,801	5,740,584
4.50% due 12/1/2038 - 3/1/2044	8,164,193	8,842,404
5.00% due 4/1/2023 - 12/1/2039	3,581,127	3,953,060
5.50% due 1/1/2038 - 2/1/2039	2,199,996	2,467,455
6.00% due 8/1/2021	145,286	158,414
7.00% due 2/1/2032 - 6/1/2032	77,530	93,004
7.50% due 12/1/2029	89,912	106,370
8.00% due 1/1/2030 - 9/1/2030	41,209	49,127
GNMA
6.00% due 10/15/2032 - 12/15/2033	240,750	279,476

Total Agency Mortgage-Backed Securities (Cost $57,762,933)		59,566,121

	Principal Amount	Value
Asset-Backed Securities – 3.8%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.433% due 4/25/2033(2)	423,021	430,117
Avis Budget Rental Car Funding AESOP LLC
2012-1A A
2.054% due 8/20/2016(1)(3)	1,200,000	1,201,489
2014-1A A
2.46% due 7/20/2020(3)	4,000,000	4,026,260
CNH Equipment Trust 2012-C A4 0.87% due 9/16/2019(1)	8,000,000	8,005,624
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	1,436,400	1,441,842
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	6,570,500	6,782,208
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019(1)	5,550,000	5,561,916

June 30, 2015 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020	$2,300,000	$2,298,438

Total Asset-Backed Securities (Cost $29,525,065)		29,747,894

	Principal Amount	Value
Senior Secured Loans – 4.8%
Building Materials – 0.4%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(2)	1,351,500	1,338,553
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	1,517,279	1,516,642

		2,855,195
Environmental – 0.5%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(2)	3,812,261	3,850,307
Term Loan C 5.00% due 12/19/2021(2)	168,582	170,265

		4,020,572
Food And Beverage – 0.4%
H.J. Heinz Co. Term Loan B1 3.00% due 6/7/2019(2)	2,888,373	2,887,160

		2,887,160
Gaming – 1.1%
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	3,919,598	3,889,221
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	4,925,000	4,921,651

		8,810,872
Leisure – 0.2%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,962,538	1,930,960

		1,930,960
Pharmaceuticals – 1.1%
Amgen, Inc. Term Loan 1.282% due 9/18/2018(2)	1,869,000	1,861,206
RPI Finance Trust Term Loan B4 3.50% due 11/9/2020(2)	6,860,762	6,865,016

		8,726,222
Refining – 0.1%
Tesoro Corp. Delayed Draw Term Loan 2.437% due 5/30/2016(2)	1,272,000	1,266,441

		1,266,441

4	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Retailers – 0.5%
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(2)	$3,973,194	$3,965,486

		3,965,486
Wireless – 0.5%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	3,920,267	3,895,060

		3,895,060
Total Senior Secured Loans (Cost $38,309,532)		38,357,968

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 15.2%
Banc of America Commercial Mortgage Trust 2006-1 A4
5.372% due 9/10/2045(1)(2)	3,610,230	3,628,664
2006-2 A4 5.916% due 5/10/2045(1)(2)	3,400,000	3,456,522
2008-1 A4 6.43% due 2/10/2051(2)	1,435,818	1,562,881
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 A4 5.328% due 9/10/2047(1)(2)	4,233,372	4,254,797
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	2,220,677	2,233,437
2005-PW10 AM 5.449% due 12/11/2040(1)(2)	3,466,000	3,518,160
2007-PW16 AM 5.896% due 6/11/2040(2)	5,350,000	5,729,465
Citigroup Commercial Mortgage Trust 2013-375P B 3.635% due 5/10/2035(1)(2)(3)	4,100,000	4,121,447
2014-388G B 1.236% due 6/15/2033(2)(3)	4,000,000	3,970,992
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	5,785,000	6,076,466
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 6.00% due 6/15/2038(2)	3,431,191	3,504,299
Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)(2)	2,080,000	2,083,576

June 30, 2015 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2020(1)(3)	$5,800,000	$6,603,961
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(1)(3)	4,500,000	5,021,838
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	4,626,506	4,631,271
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.449% due 3/10/2044(1)(2)	6,462,927	6,534,639
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(2)	2,100,000	2,125,735
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	6,000,000	5,962,026
JPMorgan Chase Commercial Mortgage Securities Trust 2005-CB13 AM 5.462% due 1/12/2043(2)	5,400,000	5,440,057
2005-LDP3 A4A 4.936% due 8/15/2042(1)(2)	434,245	434,068
2005-LDP5 A4 5.412% due 12/15/2044(1)(2)	2,466,344	2,471,881
2006-LDP7 AM 6.10% due 4/15/2045(1)(2)	5,240,000	5,429,405
2007-CB18 A4 5.44% due 6/12/2047(1)	6,649,247	6,971,609
2011-PLSD A2 3.364% due 11/13/2028(3)	5,000,000	5,130,840
Merrill Lynch Mortgage Trust 2005-CKI1 A6 5.46% due 11/12/2037(1)(2)	593,568	593,625
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	6,000,000	6,190,554
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049	2,139,632	2,296,249
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	3,850,000	3,805,171
SBA Tower Trust 2.24% due 4/15/2043(3)	1,500,000	1,492,176
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(1)(2)	486,045	486,890
2007-C33 AM 6.15% due 2/15/2051(2)	4,350,000	4,663,130

Total Commercial Mortgage-Backed Securities (Cost $123,835,607)		120,425,831

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Corporate Bonds – 47.1%
Aerospace & Defense – 0.1%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	$500,000	$640,303

		640,303
Automotive – 2.6%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(1)	1,500,000	1,644,608
Daimler Finance North America LLC 0.726% due 5/18/2018(2)(3)	5,000,000	5,004,180
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	4,700,000	4,894,754
General Motors Financial Co., Inc. 2.625% due 7/10/2017	3,500,000	3,538,087
3.25% due 5/15/2018	3,500,000	3,579,604
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	1,500,000	1,536,619

		20,197,852
Banking – 17.0%
Ally Financial, Inc. 2.75% due 1/30/2017	3,000,000	2,986,500
Bank of America Corp. Sr. Nt. 1.50% due 10/9/2015	500,000	501,148
2.00% due 1/11/2018	3,000,000	3,009,831
Sub. Nt. 4.25% due 10/22/2026	3,600,000	3,526,571
Sr. Nt. 5.70% due 1/24/2022(1)	7,000,000	7,946,127
BB&T Corp. Sub. Nt. 5.20% due 12/23/2015	5,275,000	5,381,697
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(1)	4,700,000	5,062,643
6.125% due 11/21/2017(1)	3,700,000	4,069,896
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95% due 11/9/2022(1)	2,100,000	2,099,719
Countrywide Financial Corp. Sub. Nt. 6.25% due 5/15/2016	4,000,000	4,157,060
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	2,200,000	2,450,094
Discover Bank/Greenwood DE Sub. Nt. 7.00% due 4/15/2020	2,350,000	2,735,024
Fifth Third Bank Sr. Nt. 1.15% due 11/18/2016(1)	5,000,000	4,988,865

June 30, 2015 (unaudited)	Principal Amount	Value
Banking (continued)
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	$5,000,000	$5,573,585
HSBC U.S.A., Inc. Sr. Nt. 0.733% due 3/3/2017(2)	10,000,000	9,994,640
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020	1,500,000	1,786,688
Intesa Sanpaolo S.p.A. Sr. Nt. 3.625% due 8/12/2015(3)	2,200,000	2,205,452
3.875% due 1/16/2018	1,900,000	1,961,433
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(1)	6,700,000	6,505,827
Sr. Nt. 3.45% due 3/1/2016	1,600,000	1,627,104
Sub. Nt. 5.15% due 10/1/2015	2,300,000	2,321,293
Lloyds Bank PLC 5.80% due 1/13/2020(3)	1,300,000	1,485,241
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(1)(3)	4,000,000	4,040,080
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	3,000,000	3,033,420
5.95% due 12/28/2017(1)	4,000,000	4,396,860
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	4,000,000	4,591,312
Royal Bank of Scotland Group PLC Sr. Nt. 2.55% due 9/18/2015	3,000,000	3,008,388
Sub. Nt. 6.125% due 12/15/2022	2,600,000	2,799,633
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(3)	5,250,000	5,249,564
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)(3)	2,700,000	2,634,892
The Bear Stearns Cos. LLC Sr. Nt. 5.30% due 10/30/2015	1,000,000	1,014,301
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	3,770,000	3,992,117
Sr. Nt. 5.75% due 1/24/2022(1)	2,750,000	3,128,040
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(1)	5,200,000	5,203,583
2.00% due 6/30/2018	3,500,000	3,503,433

6	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Banking (continued)
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020(1)	$2,500,000	$2,764,897
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	2,700,000	2,803,029

		134,539,987
Building Materials – 0.3%
Owens Corning 4.20% due 12/15/2022(1)	2,400,000	2,432,563

		2,432,563
Cable Satellite – 0.6%
Comcast Corp. 6.45% due 3/15/2037	2,000,000	2,471,590
Cox Communications, Inc. Sr. Nt. 5.50% due 10/1/2015	435,000	439,901
Time Warner Cable, Inc. 5.85% due 5/1/2017	2,000,000	2,135,736

		5,047,227
Chemicals – 1.2%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	3,200,000	3,233,271
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041(1)	1,300,000	1,420,255
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	500,000	547,442
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	3,600,000	3,899,754

		9,100,722
Electric – 1.3%
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	1,515,000	1,522,157
Nevada Power Co. 6.65% due 4/1/2036(1)	600,000	773,318
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017	4,500,000	4,509,774
PPL Electric Utilities Corp. 6.25% due 5/15/2039	1,455,000	1,849,220
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	800,000	1,232,816

		9,887,285
Energy - Integrated – 0.6%
BP Capital Markets PLC 4.50% due 10/1/2020(1)	2,600,000	2,844,062
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	1,700,000	2,071,292

		4,915,354

June 30, 2015 (unaudited)	Principal Amount	Value
Finance Companies – 1.0%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(3)	$2,900,000	$2,867,375
General Electric Capital Corp. 6.75% due 3/15/2032(1)	1,000,000	1,298,250
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	3,800,000	3,838,000

		8,003,625
Food And Beverage – 1.2%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	4,200,000	3,708,197
H.J. Heinz Co. 2.00% due 7/2/2018(3)	4,500,000	4,498,578
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	1,200,000	1,302,998

		9,509,773
Government Related – 1.6%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	1,050,600	1,138,630
Petrobras Global Finance B.V. 5.875% due 3/1/2018	4,000,000	4,080,000
Petroleos Mexicanos 5.75% due 3/1/2018	4,000,000	4,351,320
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(3)	2,779,000	2,780,584

		12,350,534
Health Insurance – 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	1,500,000	1,892,697

		1,892,697
Healthcare – 1.2%
Amsurg Corp. 5.625% due 11/30/2020	2,000,000	2,035,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	650,000	704,612
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	1,500,000	1,623,750
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	5,000,000	4,991,695

		9,355,057
Home Construction – 0.5%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	3,500,000	3,753,750

		3,753,750

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Independent Energy – 1.5%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(1)	$4,000,000	$4,219,656
Chesapeake Energy Corp. 7.25% due 12/15/2018	2,000,000	2,060,000
Marathon Oil Corp. Sr. Nt. 0.90% due 11/1/2015	1,000,000	999,751
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	3,200,000	2,880,300
Whiting Petroleum Corp. 6.50% due 10/1/2018	1,600,000	1,620,000

		11,779,707
Insurance - Life – 0.7%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	1,000,000	1,102,487
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	500,000	548,750
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	1,100,000	1,304,229
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	800,000	823,814
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	1,200,000	1,502,584
UnumProvident Finance Co. PLC 6.85% due 11/15/2015(3)	563,000	574,771

		5,856,635
Insurance: Property - Casualty – 0.4%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(1)	1,500,000	1,751,221
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(2)(3)	1,600,000	1,636,432

		3,387,653
Media - Entertainment – 0.2%
Time Warner Cos., Inc. 7.57% due 2/1/2024	1,450,000	1,788,984

		1,788,984
Metals And Mining – 2.3%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019(1)	1,500,000	1,762,500
Anglo American Capital PLC 2.625% due 9/27/2017(3)	4,000,000	4,021,952
ArcelorMittal Sr. Nt. 4.50% due 8/5/2015	3,000,000	3,000,930

June 30, 2015 (unaudited)	Principal Amount	Value
Metals And Mining (continued)
Freeport-McMoRan, Inc. Sr. Nt. 3.55% due 3/1/2022	$2,300,000	$2,128,944
Steel Dynamics, Inc. 5.25% due 4/15/2023	1,750,000	1,736,875
Vale Overseas Ltd. 6.25% due 1/23/2017	5,600,000	5,922,448

		18,573,649
Midstream – 1.5%
DCP Midstream Operating LP 3.25% due 10/1/2015	1,093,000	1,092,955
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(1)	2,000,000	1,781,094
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	1,600,000	1,676,000
Kinder Morgan Energy Partners LP 4.10% due 11/15/2015	231,000	233,403
5.00% due 10/1/2021	1,600,000	1,693,029
Kinder Morgan Finance Co. LLC 5.70% due 1/5/2016	1,285,000	1,313,437
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	3,900,000	4,239,058

		12,028,976
Oil Field Services – 1.6%
Nabors Industries, Inc. 4.625% due 9/15/2021	3,150,000	3,129,434
Transocean, Inc. 3.00% due 10/15/2017	3,000,000	2,910,000
6.00% due 3/15/2018	3,550,000	3,585,500
Weatherford International Ltd. 5.125% due 9/15/2020	1,500,000	1,528,512
6.50% due 8/1/2036	1,200,000	1,091,061

		12,244,507
Packaging – 0.2%
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	1,500,000	1,541,250

		1,541,250
Paper – 0.8%
Georgia-Pacific LLC 5.40% due 11/1/2020(3)	2,675,000	2,986,046
Rock Tenn Co. 4.90% due 3/1/2022	3,200,000	3,445,696

		6,431,742
Pharmaceuticals – 0.9%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(1)	6,150,000	6,716,833

		6,716,833

8	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Railroads – 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	$1,250,000	$1,251,179

		1,251,179
Real Estate Investment Trusts – 0.9%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	2,000,000	2,133,940
Equity Commonwealth Sr. Nt. 5.875% due 9/15/2020	1,200,000	1,317,979
ProLogis LP 6.875% due 3/15/2020	541,000	624,947
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021(1)	3,100,000	3,329,633

		7,406,499
Supermarkets – 0.4%
The Kroger Co. 3.90% due 10/1/2015	3,000,000	3,022,860

		3,022,860
Technology – 1.0%
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(3)	2,830,000	2,941,785
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020(1)	5,000,000	5,152,530

		8,094,315
Wireless – 1.3%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	3,600,000	3,962,664
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	3,000,000	3,082,500
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(1)	3,350,000	3,577,673

		10,622,837
Wirelines – 3.8%
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019(1)	6,000,000	6,004,836
2.50% due 8/15/2015	6,000,000	6,011,280
6.30% due 1/15/2038(1)	2,200,000	2,442,893
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(1)	850,000	1,195,890
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	335,000	472,705
Telecom Italia Capital S.A. 5.25% due 10/1/2015	3,550,000	3,579,642

June 30, 2015 (unaudited)	Principal Amount	Value
Wirelines (continued)
Verizon Communications, Inc. Sr. Nt. 0.70% due 11/2/2015	$380,000	$379,468
4.522% due 9/15/2048(3)	1,618,000	1,421,441
6.55% due 9/15/2043(1)	7,500,000	8,773,155

		30,281,310
Total Corporate Bonds (Cost $364,510,365)		372,655,665

	Principal Amount	Value
Municipal Bonds – 0.9%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(1)	1,600,000	1,890,368
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	1,000,000	1,246,140
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	1,600,000	2,064,784
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	1,500,000	1,894,755

Total Municipal Bonds (Cost $5,719,612)		7,096,047

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 3.8%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034(1)	2,169,583	2,289,727
Bear Stearns ALT-A Trust 2003-3 2A 2.609% due 10/25/2033(2)	2,682,547	2,696,580
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	914,677	835,907
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	258,944	267,610
2004-5 2A9 5.25% due 5/25/2034	721,779	746,584
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.427% due 6/25/2037(2)	4,235,280	3,525,049

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	$905,012	$936,949
Impac CMB Trust 2004-7 1A1 0.927% due 11/25/2034(2)	2,602,861	2,469,108
JPMorgan Mortgage Trust
2004-S2 1A3
4.75% due 11/25/2019	763,209	772,467
2005-A3 11A2
2.578% due 6/25/2035(1)(2)	3,323,155	3,377,598
Master Adjustable Rate Mortgages Trust 2004-13 3A1 2.702% due 11/21/2034(2)	2,377,779	2,432,171
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	393,757	410,658
2003-5 2A1 5.00% due 6/25/2018	264,114	272,279
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	1,657,479	1,656,144
2004-2 A3 5.25% due 11/25/2019	200,023	205,907
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	143,851	144,922
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	594,720	604,320
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	1,029,456	1,042,774
2004-21XS 2A6A 4.74% due 12/25/2034(2)	65,269	66,618
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	942,538	988,132
2004-Y 3A1 2.596% due 11/25/2034(2)	3,209,407	3,236,655
2005-2 2A1 4.75% due 4/25/2020(1)	348,681	357,917
2007-13 A7 6.00% due 9/25/2037	823,511	828,100

Total Non-Agency Mortgage-Backed Securities (Cost $30,055,559)		30,164,176

June 30, 2015 (unaudited)	Principal Amount	Value
U.S. Government Securities – 15.2%
U.S. Treasury Bonds
3.625% due 2/15/2044	$29,700,000	$32,653,754
3.75% due 11/15/2043	5,000,000	5,624,220
5.375% due 2/15/2031	6,500,000	8,737,931
U.S. Treasury Notes
1.375% due 4/30/2020	22,000,000	21,759,364
1.75% due 5/15/2023	31,000,000	29,985,246
2.00% due 2/15/2025	7,800,000	7,578,184
2.375% due 8/15/2024	13,500,000	13,572,778

Total U.S. Government Securities (Cost $120,749,651)		119,911,477

	Principal Amount	Value
Repurchase Agreements – 3.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $26,013,000, due 7/1/2015(4)	26,013,000	26,013,000
Total Repurchase Agreements (Cost $26,013,000)		26,013,000
Total Investments - 101.6% (Cost $796,481,324)		803,938,179
Other Liabilities, Net - (1.6)%		(12,741,742)
Total Net Assets - 100.0%		$791,196,437

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2015.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2015, the aggregate market value of these securities amounted to $103,541,541, representing 13.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	2.96%	2/7/2028	$14,468,963
U.S. Treasury Note	2.125%	1/31/2021	12,066,982

10	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND VIP SERIES

The tables below present futures contracts as of June 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	1,000	9/30/2015	$119,257	$(98,141)

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	80	9/21/2015	$10,094	$(24,485)

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$59,566,121	$—	$59,566,121
Asset-Backed Securities	—	29,747,894	—	29,747,894
Senior Secured Loans	—	38,357,968	—	38,357,968
Commercial Mortgage-Backed Securities	—	120,425,831	—	120,425,831
Corporate Bonds	—	372,655,665	—	372,655,665
Municipal Bonds	—	7,096,047	—	7,096,047
Non-Agency Mortgage-Backed Securities	—	30,164,176	—	30,164,176
U.S. Government Securities	—	119,911,477	—	119,911,477
Repurchase Agreements	—	26,013,000	—	26,013,000
Other Financial Instruments:
Financial Futures Contracts	(122,626)	—	—	(122,626)
Total	$(122,626)	$803,938,179	$—	$803,815,553

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

Statement of Assets and Liabilities As of June 30, 2015 (unaudited)
Assets
Investments, at value	$803,938,179
Cash	168,770
Cash deposits with brokers	825,600
Dividends/interest receivable	5,611,805
Receivable for investments sold	2,619,708
Receivable for variation margin	290,730
Receivable for fund shares subscribed	59,583
Prepaid expenses	16,068

Total Assets	813,530,443

Liabilities
Payable for investments purchased	21,477,435
Payable for fund shares redeemed	409,082
Payable to adviser	326,086
Accrued trustees’ fees	11,633
Accrued expenses/other liabilities	109,770

Total Liabilities	22,334,006

Total Net Assets	$791,196,437

Net Assets Consist of:
Paid-in capital	$767,366,878
Accumulated undistributed net investment income	10,959,868
Accumulated net realized gain from investments, futures contracts and written options	5,535,462
Net unrealized appreciation on investments and futures contracts	7,334,229

Total Net Assets	$791,196,437

Investments, at Cost	$796,481,324

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	63,578,685
Net Asset Value Per Share	$12.44

Statement of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)
Investment Income
Interest	$13,106,033

Total Investment Income	13,106,033

Expenses
Investment advisory fees	1,988,132
Professional fees	59,310
Custodian fees	43,914
Administrative service fees	32,876
Shareholder reports	30,320
Trustees’ fees	24,833
Transfer agent fees	14,743
Insurance expense	9,699
Other expenses	9,466

Total Expenses	2,213,293

Net Investment Income	10,892,740

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Futures Contracts and Written Options
Net realized gain from investments	2,834,860
Net realized gain from futures contracts	2,112,972
Net realized gain from written options	111,798
Net change in unrealized appreciation/depreciation on investments	(11,108,800)
Net change in unrealized appreciation/depreciation on futures contracts	(419,137)
Net change in unrealized appreciation/depreciation on written options	(96,173)

Net Loss on Investments, Futures Contracts and Written Options	(6,564,480)

Net Increase in Net Assets Resulting from Operations	$4,328,260

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$10,892,740	$23,649,161
Net realized gain from investments, futures contracts and written options	5,059,630	6,689,565
Net change in unrealized appreciation/depreciation on investments and futures contracts	(11,624,110)	12,887,107

Net Increase in Net Assets Resulting from Operations	4,328,260	43,225,833

Distributions to Shareholders
Net investment income	—	(23,582,033)
Net realized gain on investments	—	(6,092,756)

Total Distributions	—	(29,674,789)

Capital Share Transactions
Proceeds from sales of shares	29,445,855	57,351,427
Reinvestment of distributions	—	29,674,789
Cost of shares redeemed	(44,954,886)	(92,926,748)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,509,031)	(5,900,532)

Net Increase/(Decrease) in Net Assets	(11,180,771)	7,650,512

Net Assets
Beginning of period	802,377,208	794,726,696

End of period	$791,196,437	$802,377,208

Accumulated Undistributed Net Investment Income Included in Net Assets	$10,959,868	$67,128

Other Information:
Shares
Sold	2,349,378	4,550,063
Reinvested	—	2,406,714
Redeemed	(3,587,364)	(7,368,341)

Net Decrease	(1,237,986)	(411,564)

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/15[1]	$12.38	$0.17	[2]	$(0.11)	$0.06	$—	$—	$—
Year Ended 12/31/14	12.18	0.38		0.30	0.68	(0.38)	(0.10)	(0.48)
Year Ended 12/31/13	12.78	0.34		(0.54)	(0.20)	(0.34)	(0.06)	(0.40)
Year Ended 12/31/12	12.57	0.38		0.42	0.80	(0.38)	(0.21)	(0.59)
Year Ended 12/31/11	12.32	0.49		0.38	0.87	(0.49)	(0.13)	(0.62)
Year Ended 12/31/10	12.02	0.48		0.44	0.92	(0.48)	(0.14)	(0.62)

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$12.44	0.48%	$791,196	0.56%	0.56%	2.74%	2.74%	21%
12.38	5.55%	802,377	0.56%	0.56%	2.93%	2.93%	47%
12.18	(1.63)%	794,727	0.56%	0.56%	2.72%	2.72%	199%
12.78	6.37%	760,801	0.56%	0.56%	2.97%	2.97%	135%
12.57	7.08%	671,882	0.57%	0.57%	3.75%	3.75%	102%
12.32	7.72%	631,137	0.56%	0.56%	3.90%	3.90%	121%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

June 30, 2015 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS Investment Quality Bond VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Fund is responsible for the valuation of portfolio securities. The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

17

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract.

Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

The Fund enters into credit default swaps primarily for asset allocation and risk exposure management.

There were no credit default swaps held during the six months ended June 30, 2015.

f. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of their investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value.

g. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

h. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

18

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

i. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

j. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.50%.

RS Investments has entered into a Sub-Advisory Agreement as of May 1, 2015 with Park Avenue Institutional Advisers LLC (“Park Avenue”), a wholly-owned subsidiary of GIS. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Prior to May 1, 2015, GIS served as the sub-adviser to the Fund pursuant to a Sub-Advisory, Sub-Administration and Accounting Services Agreement. GIS and Park Avenue informed the Trust that there would be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser. Sub-investment advisory fees paid by RS Investments to Park Avenue and previously to GIS do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$26,731,731	$2,943,058

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

The tax basis of distributable earnings as of December 31, 2014, was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$815,678	$456,261

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring

19

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

on the first day of the following fiscal year. For the year ended December 31, 2014, the Fund had no such losses.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, was $796,817,628. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2015, aggregated $16,232,379 and $(9,111,828), respectively, resulting in net unrealized appreciation of $7,120,551.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments) for the six months ended June 30, 2015, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$49,831,743	$171,136,957
Sales	45,664,027	115,248,445

b. Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2015.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
Financial Futures Contracts	Net unrealized depreciation on futures contracts*	$(122,626)
*	The cumulative appreciation of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2015.

Derivative Instrument Type	Location of Gain/ (Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized gain from futures contracts	$2,112,972

	Net change in unrealized appreciation/(depreciation) on futures contracts	(419,137)
Option Contracts	Net realized gain from written options	111,798

	Net change in unrealized appreciation/(depreciation) on written options	(96,173)

Transactions in written options for the six months ended June 30, 2015:

	Contracts	Premiums
Options outstanding, December 31, 2014	200	$111,798
Written options	—	—
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	(200)	(111,798)
Options outstanding, June 30, 2015	—	$—

The Fund held an average daily face value of $39,094,795 in long position futures contracts, an average daily face value of $(8,109,589) in short position futures contracts and an average daily face value of $56,354 in written option contracts for the six months ended June 30, 2015.

The Fund used exchange-traded U.S. Treasury futures and options on U.S. Treasury futures to generate income and manage interest rate exposure.

The Fund has entered into ISDA Master Agreements (“ISDA Agreements”) with various counterparties, which govern many types of derivatives transactions (the “Transactions”). An ISDA Agreement is a single contract with a counterparty that typically permits multiple Transactions governed by that contract to be net settled upon the designation by the non-defaulting party of an early termination date (the “Early Termination Date”) under such contract upon the occurrence of certain events of default or termination events. Upon the designation of such Early Termination Date, all Transactions governed by the applicable agreement may typically be terminated and a net settlement amount may

20

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

be calculated. In addition, the Fund may receive and post cash and securities collateral under the ISDA Agreements, subject to the terms of the related credit support agreement. Such credit support agreement grants the non-defaulting party designating the Early Termination Date the right to liquidate the collateral that has been posted to it and apply the proceeds to the calculation of the net settlement amount. As of June 30, 2015, no derivative assets or liabilities are available for offset.

c. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

d. Loans Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 4(g) regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a Fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith

21

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2015, the Fund did not borrow from the Facility.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of the Sub-Advisory Agreement for the RS Funds

The Boards of Trustees of RS Investment Trust and RS Variable Products Trust (each, a “Trust,” and together, the “Trusts”), including all of the Independent Trustees, met in person on March 4, 2015 to consider the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between RS Investment Management Co. LLC (“RS Investments”) and Park Avenue Institutional Advisers LLC (“Park Avenue”), proposed to replace the existing sub-advisory agreement between RS Investments and Guardian Investor Services LLC (“GIS”) with respect to a number of the funds (the “Funds”)1 for a one-year period commencing on its date of execution. Before the meeting, the Independent Trustees met among themselves and with independent counsel to prepare for the meeting. In determining to approve the Sub-Advisory Agreement, the Trustees considered and reviewed all of the information provided to them in connection with this matter by RS Investments, GIS, and Park Avenue prior to and at their March 4, 2015 meeting. In all of their deliberations, the Independent Trustees were advised by independent counsel for the Independent Trustees.

The Trustees considered that all of GIS’s investment advisory activities would be moved to Park Avenue, a new, wholly owned subsidiary of GIS, the prior sub-adviser to the Funds. The Trustees took into consideration that such restructuring would not result in any change in the investment sub-advisory services provided to the Funds, in the personnel providing the services, in the persons overseeing them, or in the investment strategies, processes, or techniques employed by the portfolio managers and other investment professionals in managing the Funds.

The Trustees considered that the Sub-Advisory Agreement with Park Avenue is substantially identical to the Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investments and GIS. The Trustees considered that there would be no change in sub-advisory fees paid by RS Investments to Park Avenue for the sub-advisory services to be provided to the Funds. The Trustees noted that the Sub-Advisory

Agreement reflects removal of references to the sub-administration and accounting services that GIS had previously provided to the Funds and that were taken on by RS Investments in late 2007. On the basis of these factors and considerations, the Trustees determined that the services to be provided and the fee to be paid under the Sub-Advisory Agreement appeared reasonable and appropriate.

The Trustees considered the nature and extent of Park Avenue’s compliance program, the qualifications of the firm’s compliance and financial personnel, and the legal and compliance resources otherwise available to the firm. The Trustees noted that all of the compliance policies and procedures previously in place at GIS would be adopted by Park Avenue.

On the basis of these factors, the Boards of Trustees of the Trusts voted unanimously, including the unanimous vote of the Independent Trustees, to approve the Sub-Advisory Agreement, including the sub-advisory fees set forth in the Sub-Advisory Agreement, for a one-year period from its date of execution.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

[1]	The Funds are RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, RS High Yield VIP Series, and RS S&P 500 Index VIP Series.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

23

RS VARIABLE

PRODUCTS TRUST

RS LOW DURATION BOND VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
Based on Actual Return	$1,000.00	$1,000.00	$2.63	0.53%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.17	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 4.7%
FHLMC
1534 Z
5.00% due 6/15/2023(1)	$32,072	$34,463
5.00% due 8/1/2040(1)	2,414,958	2,679,618
20 H
5.50% due 10/25/2023(1)	18,014	19,675
7.00% due 9/1/2038(1)	13,611	16,627
FNMA
2.315% due 8/1/2046(1)(2)	18,748	18,816
5.00% due 2/1/2041-10/1/2041(1)	9,142,030	10,125,307

Total Agency Mortgage-Backed Securities (Cost $13,004,144)		12,894,506

	Principal Amount	Value
Asset-Backed Securities – 8.3%
Ally Auto Receivables Trust 2012-5 A4 0.85% due 1/16/2018(1)	835,000	835,366
Ally Master Owner Trust 2013-1 A1 0.636% due 2/15/2018(2)	1,550,000	1,550,304
American Express Credit Account Master Trust 2013-1 A 0.606% due 2/16/2021(1)(2)	1,800,000	1,805,377
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.433% due 4/25/2033(2)	38,789	39,440
Avis Budget Rental Car Funding AESOP LLC
2013-1A A
1.92% due 9/20/2019(1)(3)	2,700,000	2,691,309
2014-1A A
2.46% due 7/20/2020(1)(3)	1,250,000	1,258,206
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(1)	2,500,000	2,498,842
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(1)	1,000,000	1,003,828
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(1)(3)	658,350	660,844
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	1,207,812	1,246,729
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(1)(3)	48,377	48,378
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017(1)	900,000	901,081

June 30, 2015 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Harley-Davidson Motorcycle Trust 2012-1 A3 0.68% due 4/15/2017(1)	$91,680	$91,680
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(1)(3)	900,000	901,497
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(1)(3)	2,600,000	2,604,417
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019(1)	500,000	500,207
Mercedes-Benz Master Owner Trust 2012-AA A 0.79% due 11/15/2017(1)(3)	1,400,000	1,401,484
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017(1)	701,741	701,530
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(2)	20,695	19,686
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	2,215,000	2,213,496

Total Asset-Backed Securities (Cost $22,948,415)		22,973,701

	Principal Amount	Value
Senior Secured Loans – 6.6%
Building Materials – 1.0%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	1,235,606	1,229,119
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(2)	905,123	896,452
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	538,847	538,621

		2,664,192
Consumer Products – 0.4%
Bombardier Recreational Products, Inc. New Term Loan B 3.75% due 1/30/2019(2)	977,143	975,677

		975,677
Food And Beverage – 0.3%
H.J. Heinz Co. Term Loan B1 3.00% due 6/7/2019(2)	866,512	866,148

		866,148

4	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Gaming – 1.4%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	$813,000	$814,236
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	2,124,327	2,107,863
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	985,000	984,330

		3,906,429
Healthcare – 1.1%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(2)	1,193,237	1,192,199
Fresenius SE & Co. KGaA USD Term Loan B 2.282% due 8/7/2019(2)	1,965,000	1,965,000

		3,157,199
Leisure – 1.4%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	2,143,382	2,135,345
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,734,337	1,706,431

		3,841,776
Lodging – 0.1%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(2)	153,783	153,808

		153,808
Media - Entertainment – 0.1%
Tribune Media Co. Term Loan 3.75% due 12/27/2020(2)	315,284	315,186

		315,186
Pharmaceuticals – 0.2%
Amgen, Inc. Term Loan 1.282% due 9/18/2018(2)	445,000	443,144
RPI Finance Trust Term Loan A 2.282% due 8/9/2016(2)	226,424	226,237

		669,381
Refining – 0.2%
Tesoro Corp. Delayed Draw Term Loan 2.437% due 5/30/2016(2)	397,500	395,763

		395,763

June 30, 2015 (unaudited)	Principal Amount	Value
Wireless – 0.4%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	$1,217,748	$1,209,918

		1,209,918
Total Senior Secured Loans (Cost $18,236,846)		18,155,477

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 21.3%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	1,000,000	994,974
Banc of America Commercial Mortgage Trust
2006-1 A4
5.372% due 9/10/2045(1)(2)	1,900,121	1,909,823
2006-1 AM
5.421% due 9/10/2045(1)(2)	500,000	506,525
2007-3 AM
5.749% due 6/10/2049(1)(2)	950,000	1,015,257
2008-1 A4
6.43% due 2/10/2051(1)(2)	1,675,122	1,823,361
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-4 A5B
4.997% due 7/10/2045(1)(2)	2,000,000	1,998,850
2005-5 A4
5.115% due 10/10/2045(1)(2)	944,947	945,487
2005-6 A4
5.328% due 9/10/2047(1)(2)	886,818	891,307
Bear Stearns Commercial Mortgage Securities Trust
2005-PW10 A4
5.405% due 12/11/2040(1)(2)	963,186	968,720
2006-T24 AM
5.568% due 10/12/2041(1)(2)	1,700,000	1,780,497
2007-PW16 AM
5.896% due 6/11/2040(1)(2)	900,000	963,835
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049(1)	1,000,000	1,040,744
2014-388G B
1.236% due 6/15/2033(1)(2)(3)	1,200,000	1,191,298
Citigroup/Deutsche Bank Commercial Mortgage Trust
2006-CD2 AM
5.527% due 1/15/2046(1)(2)	1,000,000	1,018,372
2006-CD3 A5
5.617% due 10/15/2048(1)	1,554,301	1,611,576
2006-CD3 AM
5.648% due 10/15/2048(1)	1,350,000	1,418,017

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust
2006-C3 A3
6.00% due 6/15/2038(1)(2)	$1,523,634	$1,556,098
2006-C4 AM
5.509% due 9/15/2039	1,800,000	1,877,587
2006-C5 AM
5.343% due 12/15/2039	1,950,000	2,046,486
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.449% due 3/10/2044(1)(2)	457,714	462,793
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039(1)	1,525,000	1,596,820
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(1)(3)	2,000,000	1,987,342
JPMorgan Chase Commercial Mortgage Securities Trust
2005-CB13 AM
5.462% due 1/12/2043(1)(2)	1,500,000	1,511,127
2005-LDP5 A4
5.412% due 12/15/2044(1)(2)	864,924	866,866
2005-LDP5 AM
5.454% due 12/15/2044(1)(2)	855,000	866,937
2006-LDP7 AM
6.10% due 4/15/2045(1)(2)	1,350,000	1,398,797
2007-CB18 A4
5.44% due 6/12/2047(1)	1,840,459	1,929,686
2007-LD12 AM
6.208% due 2/15/2051(1)(2)	800,000	859,374
LB UBS Commercial Mortgage Trust 2006-C6 AM 5.413% due 9/15/2039(1)	3,600,000	3,761,032
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13 A2
2.936% due 11/15/2046(1)	1,500,000	1,547,638
2013-C8 A2
1.689% due 12/15/2048(1)	1,500,000	1,499,967
Morgan Stanley Capital I Trust
2006-HQ8 A4
5.601% due 3/12/2044(1)(2)	1,772,917	1,783,750
2007-IQ16 A4
5.809% due 12/12/2049(1)	1,193,991	1,281,389
SBA Tower Trust
2.24% due 4/15/2043(1)(3)	2,000,000	1,989,568
2.933% due 12/15/2042(1)(3)	500,000	507,382
Wachovia Bank Commercial Mortgage Trust
2004-C11 A5
5.215% due 1/15/2041(1)(2)	97,512	97,682
2005-C22 A4
5.448% due 12/15/2044(1)(2)	1,156,445	1,157,882
2006-C28 AM
5.603% due 10/15/2048(1)(2)	3,000,000	3,144,759

June 30, 2015 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
2007-C31 AM
5.591% due 4/15/2047(1)(2)	$1,300,000	$1,379,236
2007-C33 AM
6.15% due 2/15/2051(1)(2)	2,250,000	2,411,964
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2 1.844% due 10/15/2045	1,510,000	1,521,713

Total Commercial Mortgage-Backed Securities (Cost $61,330,383)		59,122,518

	Principal Amount	Value
Corporate Bonds – 31.9%
Aerospace & Defense – 0.6%
Harris Corp. Sr. Nt. 1.999% due 4/27/2018(1)	1,000,000	997,087
L-3 Communications Corp. 3.95% due 11/15/2016	500,000	516,266

		1,513,353
Automotive – 0.6%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016(1)	600,000	600,782
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	1,000,000	1,022,744

		1,623,526
Banking – 7.3%
Ally Financial, Inc.
2.75% due 1/30/2017(1)	600,000	597,300
3.125% due 1/15/2016(1)	400,000	401,500
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017(1)	1,000,000	1,001,149
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	700,000	761,627
Citigroup, Inc. Sr. Nt. 1.85% due 11/24/2017(1)	500,000	501,220
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(1)(3)	500,000	502,741
Deutsche Bank AG Sr. Nt. 1.875% due 2/13/2018(1)	2,250,000	2,243,115
HSBC U.S.A., Inc. Sr. Nt. 1.625% due 1/16/2018(1)	500,000	498,634
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016(1)	700,000	705,336
JPMorgan Chase & Co. Sr. Nt. 1.10% due 10/15/2015(1)	500,000	500,453

6	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Banking (continued)
Lloyds Bank PLC
1.75% due 3/16/2018(1)	$1,500,000	$1,500,147
4.20% due 3/28/2017(1)	500,000	524,732
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(1)(3)	750,000	751,500
Morgan Stanley
Sr. Nt.
1.75% due 2/25/2016(1)	1,000,000	1,004,070
3.45% due 11/2/2015(1)	500,000	504,534
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	500,000	573,914
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017(1)	2,500,000	2,487,290
Societe Generale S.A. 2.75% due 10/12/2017(1)	500,000	512,479
Sumitomo Mitsui Banking Corp. 1.35% due 7/18/2015(1)	500,000	500,082
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016(1)	800,000	815,154
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	1,000,000	998,370
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016(1)	1,000,000	1,013,257
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018(1)	1,250,000	1,248,140
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	100,000	103,816

		20,250,560
Brokerage – 0.7%
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015(1)	900,000	907,570
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(1)	1,000,000	1,007,286

		1,914,856
Building Materials – 0.2%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	500,000	559,668

		559,668
Cable Satellite – 0.7%
Time Warner Cable, Inc. 5.85% due 5/1/2017(1)	1,750,000	1,868,769

		1,868,769

June 30, 2015 (unaudited)	Principal Amount	Value
Construction Machinery – 0.4%
CNH Industrial Capital LLC
3.25% due 2/1/2017(1)	$500,000	$498,125
3.875% due 11/1/2015(1)	500,000	501,250

		999,375
Consumer Cyclical Services – 0.4%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017(1)	1,000,000	990,200

		990,200
Diversified Manufacturing – 0.4%
Eaton Corp. 0.95% due 11/2/2015(1)	400,000	400,260
Pentair Finance S.A.
1.35% due 12/1/2015(1)	250,000	250,335
1.875% due 9/15/2017(1)	500,000	501,875

		1,152,470
Electric – 2.3%
American Electric Power Co., Inc. Sr. Nt. 1.65% due 12/15/2017(1)	300,000	300,348
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017(1)	500,000	551,292
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016(1)	35,000	36,400
Exelon Corp. Sr. Nt. 1.55% due 6/9/2017	1,250,000	1,251,776
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	1,100,000	1,116,200
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017(1)	1,000,000	1,012,500
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(1)	1,000,000	1,002,172
The Dayton Power & Light Co. 1.875% due 9/15/2016	1,200,000	1,206,495

		6,477,183
Finance Companies – 1.8%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017(1)(3)	1,600,000	1,590,000
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018(1)	1,500,000	1,485,000
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017(1)	1,500,000	1,522,500
International Lease Finance Corp. Sr. Nt. 2.236% due 6/15/2016(1)(2)	500,000	499,375

		5,096,875

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Financial - Other – 0.1%
Icahn Enterprises LP 3.50% due 3/15/2017(1)	$300,000	$301,875

		301,875
Food And Beverage – 0.9%
ConAgra Foods, Inc. Sr. Nt. 1.30% due 1/25/2016(1)	1,000,000	1,000,140
H.J. Heinz Co. 1.60% due 6/30/2017(3)	1,500,000	1,500,153

		2,500,293
Government Related – 1.2%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(1)(3)	500,000	502,627
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017(1)	1,500,000	1,502,139
Petrobras Global Finance B.V.
2.00% due 5/20/2016(1)	650,000	642,311
3.25% due 3/17/2017(1)	750,000	739,582

		3,386,659
Healthcare – 0.9%
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017(1)	1,500,000	1,500,183
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(1)	750,000	756,290
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015(1)	250,000	250,351

		2,506,824
Home Construction – 0.4%
DR Horton, Inc. 3.625% due 2/15/2018(1)	500,000	509,375
Lennar Corp. 4.50% due 6/15/2019(1)	640,000	652,800

		1,162,175
Independent Energy – 0.3%
Southwestern Energy Co. Sr. Nt. 3.30% due 1/23/2018(1)	750,000	769,085

		769,085
Industrial - Other – 0.7%
AECOM Global II LLC 3.85% due 4/1/2017(1)	500,000	497,500
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(1)(3)	1,500,000	1,495,500

		1,993,000

June 30, 2015 (unaudited)	Principal Amount	Value
Insurance - Life – 0.1%
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015(1)	$300,000	$302,321

		302,321
Insurance: Property - Casualty – 0.8%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018(1)	1,408,000	1,428,806
XLIT Ltd. 2.30% due 12/15/2018(1)	750,000	755,052

		2,183,858
Media - Entertainment – 0.6%
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017(1)	1,500,000	1,512,566

		1,512,566
Metals And Mining – 1.6%
Freeport-McMoRan, Inc. 2.30% due 11/14/2017(1)	2,000,000	1,993,840
Glencore Finance Canada Ltd. 2.05% due 10/23/2015(1)(3)	250,000	250,640
Teck Resources Ltd. 2.50% due 2/1/2018(1)	150,000	146,718
Vale Overseas Ltd.
6.25% due 1/11/2016-1/23/2017 (1)	2,000,000	2,098,895

		4,490,093
Midstream – 2.0%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	1,000,000	996,349
Columbia Pipeline Group, Inc. 2.45% due 6/1/2018(3)	500,000	503,861
Enterprise Products Operating LLC
1.25% due 8/13/2015(1)	300,000	300,141
Series A
8.375% due 8/1/2066(1)(2)	2,400,000	2,514,000
Kinder Morgan, Inc. 2.00% due 12/1/2017(1)	1,200,000	1,196,358

		5,510,709
Oil Field Services – 0.9%
Nabors Industries, Inc. 2.35% due 9/15/2016(1)	600,000	601,753
Transocean, Inc. 3.00% due 10/15/2017(1)	1,050,000	1,018,500
Weatherford International LLC 6.35% due 6/15/2017(1)	850,000	910,296

		2,530,549
Pharmaceuticals – 2.0%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015(1)	1,250,000	1,251,141
Actavis Funding SCS 2.35% due 3/12/2018(1)	2,200,000	2,211,614

8	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Pharmaceuticals (continued)
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018(1)	$850,000	$852,125
Mylan, Inc. 1.35% due 11/29/2016(1)	750,000	747,723
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016(1)	600,000	600,132

		5,662,735
Real Estate Investment Trusts – 1.0%
BioMed Realty LP 3.85% due 4/15/2016(1)	300,000	305,639
Prologis LP 4.50% due 8/15/2017(1)	1,000,000	1,060,169
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017(1)	560,000	604,765
Select Income REIT Sr. Nt. 2.85% due 2/1/2018(1)	750,000	760,124

		2,730,697
Retailers – 0.5%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(1)	1,250,000	1,251,751

		1,251,751
Technology – 0.7%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015(1)	350,000	352,651
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017(1)	1,000,000	1,006,873
NXP B.V. 3.50% due 9/15/2016(1)(3)	600,000	606,000

		1,965,524
Tobacco – 0.7%
Reynolds American, Inc. 2.30% due 6/12/2018	2,000,000	2,014,952

		2,014,952
Transportation Services – 0.2%
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016(1)	500,000	508,394

		508,394
Wireless – 0.6%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	1,690,000	1,788,334

		1,788,334

June 30, 2015 (unaudited)	Principal Amount	Value
Wirelines – 0.3%
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016(1)	$823,000	$836,354

		836,354
Total Corporate Bonds (Cost $88,235,059)		88,355,583

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 8.0%
Banc of America Funding Trust 2005-D A1 2.699% due 5/25/2035(1)(2)	738,391	751,255
Banc of America Mortgage Securities Trust 2003-J 2A2 2.829% due 11/25/2033(1)(2)	611,812	611,501
Bear Stearns ALT-A Trust
2003-3 2A
2.609% due 10/25/2033(1)(2)	1,136,817	1,142,763
2004-4 A1
0.787% due 6/25/2034(1)(2)	672,976	644,315
2004-6 1A
0.827% due 7/25/2034(1)(2)	572,721	548,041
2004-7 2A1
2.557% due 8/25/2034(1)(2)	888,354	897,994
Chase Mortgage Finance Trust 2007-A1 2A1 2.642% due 2/25/2037(1)(2)	195,844	196,003
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	15,459	15,977
CS First Boston Mortgage Securities Corp.
2003-23 2A8
4.50% due 10/25/2018(1)	43,276	43,433
2003-8 2A1
5.00% due 4/25/2018(1)	35,091	35,845
2004-5 5A1
5.00% due 8/25/2019	112,974	114,918
2004-AR5 3A1
2.777% due 6/25/2034(1)(2)	541,319	525,221
2004-AR5 6A1
2.611% due 6/25/2034(1)(2)	1,179,532	1,184,160
2004-AR7 4A1
2.499% due 11/25/2034(1)(2)	1,091,084	1,094,336
GSR Mortgage Loan Trust 2005-AR6 1A1 2.703% due 9/25/2035(1)(2)	718,434	724,600
Impac CMB Trust 2004-7 1A1 0.927% due 11/25/2034(1)(2)	1,214,648	1,152,231
JPMorgan Mortgage Trust
2004-S1 1A7
5.00% due 9/25/2034(1)	21,130	21,889

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
2004-S2 1A3
4.75% due 11/25/2019(1)	$50,112	$50,720
2005-A1 3A1
2.586% due 2/25/2035(1)(2)	224,792	227,786
2006-A2 5A1
2.442% due 11/25/2033(1)(2)	303,231	305,714
Master Adjustable Rate Mortgages Trust
2004-13 2A1
2.666% due 4/21/2034(1)(2)	425,642	428,408
2004-13 3A7
2.702% due 11/21/2034(1)(2)	1,312,741	1,342,770
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	43,694	45,045
Merrill Lynch Mortgage Investors Trust
2004-B A1
0.687% due 5/25/2029(1)(2)	577,742	560,747
2005-A2 A2
2.46% due 2/25/2035(1)(2)	948,724	953,671
Morgan Stanley Mortgage Loan Trust
2004-1 1A9
4.50% due 11/25/2018(1)	42,413	43,123
2004-7AR 2A1
2.434% due 9/25/2034(1)(2)	830,474	820,200
2005-6AR 1A1
0.467% due 11/25/2035(1)(2)	635,386	612,687
MortgageIT Trust 2004-1 A1 0.967% due 11/25/2034(1)(2)	985,022	941,420
Prime Mortgage Trust
2003-3 A9
5.50% due 1/25/2034(1)	148,427	148,307
2004-2 A2
4.75% due 11/25/2019(1)	82,930	85,131
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032(1)	4,940	4,977
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	366,044	365,502
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	33,742	34,287
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.445% due 6/25/2034(1)(2)	711,959	711,111
Structured Asset Securities Corp.
2003-29 2A1
5.25% due 9/25/2023(1)	172,701	176,418
2003-34A 3A2
2.46% due 11/25/2033(1)(2)	767,298	754,489

June 30, 2015 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
2004-21XS 2A6A
4.74% due 12/25/2034(1)(2)	$11,597	$11,836
2004-3 3A1
5.50% due 3/25/2019(1)	59,415	61,098
Thornburg Mortgage Securities Trust 2004-3 A 0.927% due 9/25/2044(1)(2)	881,043	844,356
Wells Fargo Mortgage Backed Securities Trust
2003-J 2A1
2.507% due 10/25/2033(1)(2)	64,732	65,059
2003-N 2A1
2.491% due 12/25/2033(1)(2)	138,443	135,889
2004-M A7
2.627% due 8/25/2034(1)(2)	435,615	442,069
2004-O A1
2.62% due 8/25/2034(1)(2)	245,088	243,634
2004-Z 2A2
2.615% due 12/25/2034(1)(2)	208,998	209,990
2005-AR10 2A6
2.652% due 6/25/2035(1)(2)	245,829	247,471
2005-AR12 2A5
2.648% due 6/25/2035(1)(2)	454,900	465,138
2005-AR12 2A6
2.648% due 6/25/2035(1)(2)	389,820	398,441
2005-AR16 3A2
2.642% due 3/25/2035(1)(2)	785,071	791,098

Total Non-Agency Mortgage-Backed Securities (Cost $22,259,108)		22,233,074

	Principal Amount	Value
U.S. Agencies – 0.2%
FHLMC 2.00% due 8/25/2016(1)	600,000	610,634

Total U.S. Agencies (Cost $605,628)		610,634

	Principal Amount	Value
U.S. Government Securities – 14.9%
U.S. Treasury Notes
0.375% due 3/31/2016(1)	800,000	800,813
0.50% due 11/30/2016(1)	5,200,000	5,203,250
0.625% due 12/15/2016-4/30/2018(1)	8,680,000	8,674,883
0.75% due 1/15/2017(1)	5,215,000	5,234,556
0.875% due 7/15/2017(1)	8,250,000	8,284,163
1.00% due 3/31/2017-9/15/2017(1)	13,030,000	13,112,452

Total U.S. Government Securities (Cost $41,162,855)		41,310,117

10	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Repurchase Agreements – 4.2%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $11,646,000, due 7/1/2015(4)	$11,646,000	$11,646,000
Total Repurchase Agreements (Cost $11,646,000)		11,646,000
Total Investments - 100.1% (Cost $279,428,438)		277,301,610
Other Liabilities, Net - (0.1)%		(318,211)
Total Net Assets - 100.0%		$276,983,399

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2015.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2015, the aggregate market value of these securities amounted to $25,948,077, representing 9.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.125%	1/31/2021	$11,882,754

The tables below present futures contracts as of June 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	288	9/30/2015	$63,054	$23,977
5 YR U.S. Treasury Note	Goldman Sachs & Co.	37	9/30/2015	4,412	(8,750)
30-Day Federal Funds	Goldman Sachs & Co.	4	8/31/2015	1,665	(179)

Total					$15,048

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	58	9/21/2015	$7,318	$86,180
U.S. Long Bond	Goldman Sachs & Co.	5	9/21/2015	754	8,649

Total					$94,829

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$12,894,506	$—	$12,894,506
Asset-Backed Securities	—	22,973,701	—	22,973,701
Senior Secured Loans	—	18,155,477	—	18,155,477
Commercial Mortgage-Backed Securities	—	59,122,518	—	59,122,518
Corporate Bonds	—	88,355,583	—	88,355,583
Non-Agency Mortgage-Backed Securities	—	22,233,074	—	22,233,074
U.S. Agencies	—	610,634	—	610,634
U.S. Government Securities	—	41,310,117	—	41,310,117
Repurchase Agreements	—	11,646,000	—	11,646,000
Other Financial Instruments:
Financial Futures Contracts	109,877	—	—	109,877
Total	$109,877	$277,301,610	$—	$277,411,487

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

Statement of Assets and Liabilities As of June 30, 2015 (unaudited)
Assets
Investments, at value	$277,301,610
Cash	22,521
Cash deposits with brokers	171,327
Dividends/interest receivable	1,139,240
Receivable for fund shares subscribed	17,770
Receivable for variation margin	10,307
Prepaid expenses	5,489

Total Assets	278,668,264

Liabilities
Payable for investments purchased	1,499,055
Payable to adviser	102,331
Payable for fund shares redeemed	15,271
Accrued trustees’ fees	3,918
Accrued expenses/other liabilities	64,290

Total Liabilities	1,684,865

Total Net Assets	$276,983,399

Net Assets Consist of:
Paid-in capital	$278,657,587
Accumulated undistributed net investment income	2,195,587
Accumulated net realized loss from investments and futures contracts	(1,852,824)
Net unrealized depreciation on investments and futures contracts	(2,016,951)

Total Net Assets	$276,983,399

Investments, at Cost	$279,428,438

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	26,840,926
Net Asset Value Per Share	$10.32

Statement of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)
Investment Income
Interest	$2,912,036

Total Investment Income	2,912,036

Expenses
Investment advisory fees	605,631
Custodian fees	33,137
Professional fees	26,249
Shareholder reports	13,279
Administrative service fees	12,255
Transfer agent fees	11,387
Trustees’ fees	8,289
Other expenses	6,222

Total Expenses	716,449

Net Investment Income	2,195,587

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Futures Contracts
Net realized loss from investments	(209,455)
Net realized gain from futures contracts	129,242
Net change in unrealized appreciation/depreciation on investments	381,547
Net change in unrealized appreciation/depreciation on futures contracts	148,703

Net Gain on Investments and Futures Contracts	450,037

Net Increase in Net Assets Resulting from Operations	$2,645,624

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$2,195,587	$4,443,718
Net realized loss from investments and futures contracts	(80,213)	(422,246)
Net change in unrealized appreciation/depreciation on investments and futures contracts	530,250	(1,802,305)

Net Increase in Net Assets Resulting from Operations	2,645,624	2,219,167

Distributions to Shareholders
Net investment income	—	(4,468,479)

Total Distributions	—	(4,468,479)

Capital Share Transactions
Proceeds from sales of shares	18,402,162	37,803,950
Reinvestment of distributions	—	4,468,479
Cost of shares redeemed	(9,578,360)	(18,495,466)

Net Increase in Net Assets Resulting from Capital Share Transactions	8,823,802	23,776,963

Net Increase in Net Assets	11,469,426	21,527,651

Net Assets
Beginning of period	265,513,973	243,986,322

End of period	$276,983,399	$265,513,973

Accumulated Undistributed Net Investment Income Included in Net Assets	$2,195,587	$—

Other Information:
Shares
Sold	1,788,387	3,641,094
Reinvested	—	437,657
Redeemed	(931,000)	(1,781,853)

Net Increase	857,387	2,296,898

14	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

15

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains		Total Distributions
Six Months Ended 6/30/15[1]	$10.22	$0.08	[2]	$0.02	$0.10	$—	$—		$—
Year Ended 12/31/14	10.30	0.18		(0.08)	0.10	(0.18)	—		(0.18)
Year Ended 12/31/13	10.45	0.17		(0.15)	0.02	(0.17)	—	[5]	(0.17)
Year Ended 12/31/12	10.33	0.20		0.12	0.32	(0.20)	—	[5]	(0.20)
Year Ended 12/31/11	10.39	0.25		(0.05)	0.20	(0.25)	(0.01)		(0.26)
Year Ended 12/31/10	10.31	0.32		0.15	0.47	(0.32)	(0.07)		(0.39)

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$10.32	0.98%	$276,983	0.53%	0.53%	1.63%	1.63%	21%
10.22	0.92%	265,514	0.55%	0.55%	1.74%	1.74%	39%
10.30	0.24%	243,986	0.55%	0.55%	1.75%	1.75%	60%
10.45	3.16%	209,164	0.56%	0.56%	2.17%	2.17%	66%
10.33	1.91%	146,318	0.57%	0.57%	2.71%	2.71%	58%
10.39	4.57%	104,541	0.58%	0.58%	3.33%	3.33%	103%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	17

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

June 30, 2015 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS Low Duration Bond VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Fund is responsible for the valuation of portfolio securities. The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities

19

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.45%.

RS Investments has entered into a Sub-Advisory Agreement as of May 1, 2015 with Park Avenue Institutional Advisers LLC (“Park Avenue”), a wholly-owned subsidiary of GIS. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Prior to May 1, 2015, GIS served as the sub-adviser to the Fund pursuant to a Sub-Advisory, Sub-Administration and Accounting Services Agreement. GIS and Park Avenue informed the Trust that there would be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser. Sub-investment advisory fees paid by RS Investments to Park Avenue and previously to GIS do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Ordinary Income
$4,468,479

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net

20

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2014, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Undistributed Net Investment Income
$(24,761)	$24,761

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

Capital loss carryovers available to the Fund at December 31, 2014 were $1,761,794.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Fund elected to defer net capital losses of $28,706.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, was $279,449,427. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2015, aggregated $707,111 and $(2,854,928), respectively, resulting in net unrealized depreciation of $(2,147,817).

Note 4. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments) for the six months ended June 30, 2015, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$53,750,332	$23,510,226
Sales	37,925,354	18,629,048

b. Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2015.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Amount
Financial Futures Contracts	Net unrealized appreciation on futures contracts*	$118,806

	Net unrealized depreciation on futures contracts*	(8,929)
*	The cumulative appreciation of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2015.

Derivative Instrument Type	Location of Gain/ (Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized gain from futures contracts	$129,242

	Net change in unrealized appreciation/(depreciation) on futures contracts	148,703

The Fund held an average daily face value of $19,581,768 in long position futures contracts and $(1,939,227) in short position futures contracts for the six months ended June 30, 2015.

The Fund used exchange-traded U.S. Treasury futures to manage interest rate exposure.

The Fund has entered into ISDA Master Agreements (“ISDA Agreements”) with various counterparties, which govern many types of derivatives transactions (the “Transactions”). An ISDA Agreement is a single contract with a counterparty that typically permits multiple Transactions governed by that contract to be net settled upon the designation by the non-defaulting party of an early termination date (the “Early Termination Date”) under such contract upon the occurrence of certain events of default or termination events. Upon the designation of such Early Termination Date, all Transactions governed by the applicable agreement may typically be terminated and a net settlement amount may be calculated. In addition, the Fund may receive and post cash and securities collateral under the ISDA Agreements, subject to the terms of the related credit

21

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

support agreement. Such credit support agreement grants the non-defaulting party designating the Early Termination Date the right to liquidate the collateral that has been posted to it and apply the proceeds to the calculation of the net settlement amount. As of June 30, 2015, no derivative assets or liabilities are available for offset.

c. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

d. Loans Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 4(g) regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date.

These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a Fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the

22

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2015, the Fund did not borrow under the facility.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of the Sub-Advisory Agreement for the RS Funds

The Boards of Trustees of RS Investment Trust and RS Variable Products Trust (each, a “Trust,” and together, the “Trusts”), including all of the Independent Trustees, met in person on March 4, 2015 to consider the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between RS Investment Management Co. LLC (“RS Investments”) and Park Avenue Institutional Advisers LLC (“Park Avenue”), proposed to replace the existing sub-advisory agreement between RS Investments and Guardian Investor Services LLC (“GIS”) with respect to a number of the funds (the “Funds”)1 for a one-year period commencing on its date of execution. Before the meeting, the Independent Trustees met among themselves and with independent counsel to prepare for the meeting. In determining to approve the Sub-Advisory Agreement, the Trustees considered and reviewed all of the information provided to them in connection with this matter by RS Investments, GIS, and Park Avenue prior to and at their March 4, 2015 meeting. In all of their deliberations, the Independent Trustees were advised by independent counsel for the Independent Trustees.

The Trustees considered that all of GIS’s investment advisory activities would be moved to Park Avenue, a new, wholly owned subsidiary of GIS, the prior sub-adviser to the Funds. The Trustees took into consideration that such restructuring would not result in any change in the investment sub-advisory services provided to the Funds, in the personnel providing the services, in the persons overseeing them, or in the investment strategies, processes, or techniques employed by the portfolio managers and other investment professionals in managing the Funds.

The Trustees considered that the Sub-Advisory Agreement with Park Avenue is substantially identical to the Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investments and GIS. The Trustees considered that there would be no change in sub-advisory fees paid by RS Investments to Park Avenue for the sub-advisory services to be provided to the Funds. The Trustees noted that the Sub-Advisory

Agreement reflects removal of references to the sub-administration and accounting services that GIS had previously provided to the Funds and that were taken on by RS Investments in late 2007. On the basis of these factors and considerations, the Trustees determined that the services to be provided and the fee to be paid under the Sub-Advisory Agreement appeared reasonable and appropriate.

The Trustees considered the nature and extent of Park Avenue’s compliance program, the qualifications of the firm’s compliance and financial personnel, and the legal and compliance resources otherwise available to the firm. The Trustees noted that all of the compliance policies and procedures previously in place at GIS would be adopted by Park Avenue.

On the basis of these factors, the Boards of Trustees of the Trusts voted unanimously, including the unanimous vote of the Independent Trustees, to approve the Sub-Advisory Agreement, including the sub-advisory fees set forth in the Sub-Advisory Agreement, for a one-year period from its date of execution.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

[1]	The Funds are RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, RS High Yield VIP Series, and RS S&P 500 Index VIP Series.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

24

RS VARIABLE

PRODUCTS TRUST

RS HIGH YIELD VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
Based on Actual Return	$1,000.00	$1,034.80	$4.34	0.86%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31	0.86%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Senior Secured Loans – 24.9%
Cable Satellite – 1.4%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	$592,453	$588,383

		588,383
Healthcare – 3.3%
ADMI Corp. 2015 Term Loan B 5.50% due 4/30/2022(1)	300,000	300,750
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	500,000	501,250
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	650,000	647,562

		1,449,562
Independent Energy – 1.1%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	500,000	469,000

		469,000
Industrial - Other – 1.1%
Gates Global, Inc. Term Loan B 4.25% due 7/5/2021(1)	496,872	488,798

		488,798
Insurance: Property - Casualty – 1.1%
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	493,719	492,692

		492,692
Media - Entertainment – 2.7%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	469,270	452,062
Getty Images, Inc. Term Loan B 4.75% due 10/18/2019(1)	98,721	72,930
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan 8.25% due 5/1/2022(1)	650,000	631,040

		1,156,032
Oil Field Services – 2.3%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	400,000	324,000
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	512,947	417,195
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	294,255	232,462

		973,657

June 30, 2015 (unaudited)	Principal Amount	Value
Restaurants – 1.3%
B.C. Unlimited Liability Co. 2015 Term Loan B 3.75% due 12/10/2021(1)	$569,234	$568,442

		568,442
Retailers – 1.7%
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	745,600	740,477

		740,477
Technology – 8.9%
AF Borrower LLC 2nd Lien Term Loan 10.00% due 1/28/2023(1)	500,000	498,335
Air Newco LLC USD 2nd Lien Term Loan 10.50% due 3/20/2023(1)	500,000	485,000
Avaya, Inc. Term Loan B7 6.25% due 4/16/2020(1)	492,683	475,617
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	643,500	645,109
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 6/10/2022(1)	650,000	648,375
Regit Eins GmbH USD 2nd Lien Term Loan 9.50% due 7/8/2021(1)	650,000	637,000
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	500,000	487,915

		3,877,351
Total Senior Secured Loans (Cost $11,099,690)		10,804,394

	Principal Amount	Value
Corporate Bonds – 70.2%
Aerospace & Defense – 4.4%
Bombardier, Inc. 5.50% due 9/15/2018(2)	200,000	198,000
Sr. Nt. 7.50% due 3/15/2025(2)	600,000	544,500
DAE Aviation Holdings, Inc. Sr. Nt. 10.00% due 7/15/2023(2)	500,000	493,250
KLX, Inc. 5.875% due 12/1/2022(2)	650,000	656,428

		1,892,178
Building Materials – 2.8%
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)	500,000	532,500
RSI Home Products, Inc. Sec. Nt. 6.50% due 3/15/2023(2)	600,000	604,500

4	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Building Materials (continued)
Summit Materials LLC Sr. Nt. 6.125% due 7/15/2023(2)	$75,000	$75,000

		1,212,000
Cable Satellite – 3.8%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	200,000	194,000
CSC Holdings LLC Sr. Nt. 5.25% due 6/1/2024	500,000	480,000
DISH DBS Corp. 5.875% due 11/15/2024	500,000	480,313
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	600,000	498,000

		1,652,313
Chemicals – 1.0%
Hexion, Inc. Sr. Sec. Nt. 8.875% due 2/1/2018	500,000	451,250

		451,250
Construction Machinery – 1.1%
Ahern Rentals, Inc. Sec. Nt. 7.375% due 5/15/2023(2)	500,000	493,750

		493,750
Consumer Cyclical Services – 1.7%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	750,000	723,750

		723,750
Electric – 4.6%
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(2)	600,000	634,500
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021(3)	700,000	738,500
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	600,000	612,000

		1,985,000
Food And Beverage – 2.5%
FAGE Dairy Industry S.A. 9.875% due 2/1/2020(2)	500,000	521,250
Post Holdings, Inc. 6.00% due 12/15/2022(2)	600,000	577,500

		1,098,750
Gaming – 4.2%
Boyd Gaming Corp. 9.00% due 7/1/2020	700,000	759,500
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	600,000	621,000

June 30, 2015 (unaudited)	Principal Amount	Value
Gaming (continued)
Scientific Games International, Inc. 6.625% due 5/15/2021	$600,000	$465,000

		1,845,500
Government Related – 1.7%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)	750,000	736,875

		736,875
Healthcare – 4.5%
Kindred Healthcare, Inc. 8.00% due 1/15/2020(2)	700,000	749,000
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	600,000	656,100
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	600,000	555,000

		1,960,100
Home Construction – 3.7%
K Hovnanian Enterprises, Inc. 8.00% due 11/1/2019(2)	250,000	231,250
WCI Communities, Inc. 6.875% due 8/15/2021	800,000	826,000
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	600,000	567,000

		1,624,250
Independent Energy – 8.2%
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	500,000	475,000
Denbury Resources, Inc. 5.50% due 5/1/2022	500,000	446,250
Energy XXI Gulf Coast, Inc. Sec. Nt. 11.00% due 3/15/2020(2)	500,000	437,500
EV Energy Partners LP 8.00% due 4/15/2019	360,000	334,800
Halcon Resources Corp. Sec. Nt. 8.625% due 2/1/2020(2)	500,000	493,750
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	500,000	418,750
Linn Energy LLC 7.75% due 2/1/2021	500,000	388,750
Sanchez Energy Corp. 6.125% due 1/15/2023	610,000	545,950

		3,540,750
Insurance: Property - Casualty – 1.1%
Hub Holdings LLC Sr. Nt. 8.125% due 7/15/2019(2)(4)	500,000	497,500

		497,500

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

June 30, 2015 (unaudited)	Principal Amount	Value
Media - Entertainment – 6.0%
AMC Networks, Inc. 4.75% due 12/15/2022	$600,000	$600,000
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	600,000	616,500
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	450,000	439,875
Tribune Media Co. 5.875% due 7/15/2022(2)	300,000	302,250
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)(3)	607,000	641,902

		2,600,527
Paper – 1.3%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	600,000	577,500

		577,500
Pharmaceuticals – 1.2%
JLL/Delta Dutch Pledgeco B.V. Sr. Nt. 8.75% due 5/1/2020(2)(4)	500,000	507,500

		507,500
Refining – 1.8%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(3)	750,000	765,000

		765,000
Retailers – 1.1%
Argos Merger Sub, Inc. Sr. Nt. 7.125% due 3/15/2023(2)	450,000	471,375

		471,375
Supermarkets – 1.0%
Tops Holding LLC Sr. Sec. Nt. 8.00% due 6/15/2022(2)	450,000	450,563

		450,563
Technology – 5.9%
Advanced Micro Devices, Inc. Sr. Nt. 7.00% due 7/1/2024	600,000	507,000
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	420,000	346,500
Blue Coat Holdings, Inc. Sr. Nt. 8.375% due 6/1/2023(2)	500,000	508,750
First Data Corp. 12.625% due 1/15/2021(3)	600,000	693,000
Infor U.S., Inc. 6.50% due 5/15/2022(2)	500,000	508,750

		2,564,000

June 30, 2015 (unaudited)	Principal Amount	Value
Wireless – 2.4%
SBA Communications Corp. Sr. Nt. 4.875% due 7/15/2022	$500,000	$486,875
Sprint Corp. 7.125% due 6/15/2024	600,000	556,560

		1,043,435
Wirelines – 4.2%
Communications Sales & Leasing, Inc. 8.25% due 10/15/2023(2)	600,000	589,500
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	250,000	260,000
8.875% due 5/15/2019	372,000	387,810
Windstream Services LLC 6.375% due 8/1/2023	700,000	569,625

		1,806,935
Total Corporate Bonds (Cost $31,294,135)		30,500,801

	Shares	Value
Convertible Preferred Stocks – 0.6%
Wirelines – 0.6%
Frontier Communications Corp. Series A, 11.125%	2,500	249,750

Total Convertible Preferred Stocks (Cost $250,000)		249,750

	Principal Amount	Value
Repurchase Agreements – 6.0%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $2,602,000, due 7/1/2015(5)	$2,602,000	2,602,000
Total Repurchase Agreements (Cost $2,602,000)		2,602,000
Total Investments - 101.7% (Cost $45,245,825)		44,156,945
Other Liabilities, Net - (1.7)%		(716,845)
Total Net Assets - 100.0%		$43,440,100

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2015.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2015, the aggregate market value of these securities amounted to $14,850,768, representing 34.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

6	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD VIP SERIES

(3)	Securities are segregated to cover anticipated or existing derivative positions.
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2015, interest payments had been made in cash.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.125%	1/31/2021	$2,655,964

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$10,804,394	$—	$10,804,394
Corporate Bonds	—	30,500,801	—	30,500,801
Convertible Preferred Stocks	249,750	—	—	249,750
Repurchase Agreements	—	2,602,000	—	2,602,000
Total	$249,750	$43,907,195	$—	$44,156,945

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

Statement of Assets and Liabilities As of June 30, 2015 (unaudited)
Assets
Investments, at value	$44,156,945
Cash	49,981
Interest receivable	684,810
Receivable for investments sold	452,750
Receivable for fund shares subscribed	8,416
Prepaid expenses	842

Total Assets	45,353,744

Liabilities
Payable for investments purchased	1,781,424
Payable for fund shares redeemed	80,874
Payable to adviser	21,768
Accrued trustees’ fees	691
Accrued expenses/other liabilities	28,887

Total Liabilities	1,913,644

Total Net Assets	$43,440,100

Net Assets Consist of:
Paid-in capital	$45,464,552
Accumulated undistributed net investment income	1,338,580
Accumulated net realized loss from investments	(2,274,152)
Net unrealized depreciation on investments	(1,088,880)

Total Net Assets	$43,440,100

Investments, at Cost	$45,245,825

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	6,082,298
Net Asset Value Per Share	$7.14

Statement of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)
Investment Income
Interest	$1,529,401

Total Investment Income	1,529,401

Expenses
Investment advisory fees	132,968
Custodian fees	24,941
Professional fees	11,841
Transfer agent fees	9,830
Shareholder reports	4,508
Administrative service fees	3,709
Trustees’ fees	1,404
Other expenses	1,620

Total Expenses	190,821

Net Investment Income	1,338,580

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized loss from investments	(2,089,956)
Net change in unrealized appreciation/depreciation on investments	2,291,374

Net Gain on Investments	201,418

Net Increase in Net Assets Resulting from Operations	$1,539,998

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$1,338,580	$2,877,232
Net realized gain/(loss) from investments	(2,089,956)	2,876,153
Net change in unrealized appreciation/depreciation on investments	2,291,374	(5,843,378)

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,539,998	(89,993)

Distributions to Shareholders
Net investment income	—	(3,071,047)
Net realized gain on investments	—	(1,202,349)

Total Distributions	—	(4,273,396)

Capital Share Transactions
Proceeds from sales of shares	1,520,402	5,648,566
Reinvestment of distributions	—	4,273,396
Cost of shares redeemed	(4,153,617)	(23,404,192)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,633,215)	(13,482,230)

Net Decrease in Net Assets	(1,093,217)	(17,845,619)

Net Assets
Beginning of period	44,533,317	62,378,936

End of period	$43,440,100	$44,533,317

Accumulated Undistributed Net Investment Income Included in Net Assets	$1,338,580	$—

Other Information:
Shares
Sold	216,887	714,373
Reinvested	—	622,944
Redeemed	(586,970)	(2,985,811)

Net Decrease	(370,083)	(1,648,494)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/15[1]	$6.90	$0.21[2]	$0.03	$0.24	$—	$—	$—
Year Ended 12/31/14	7.70	0.50	(0.56)	(0.06)	(0.53)	(0.21)	(0.74)
Year Ended 12/31/13	7.71	0.54	(0.01)	0.53	(0.54)	—	(0.54)
Year Ended 12/31/12	7.19	0.53	0.52	1.05	(0.53)	—	(0.53)
Year Ended 12/31/11	7.51	0.63	(0.32)	0.31	(0.63)	—	(0.63)
Year Ended 12/31/10	7.20	0.67	0.31	0.98	(0.67)	—	(0.67)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$7.14	3.48%	$43,440	0.86%	0.86%	6.04%	6.04%	105%
6.90	(0.84)%	44,533	0.82%	0.82%	5.68%	5.68%	212%
7.70	6.94%	62,379	0.74%	0.74%	5.90%	5.90%	92%
7.71	14.57%	72,372	0.76%	0.76%	6.56%	6.56%	91%
7.19	4.19%	67,455	0.74%	0.74%	7.22%	7.22%	92%
7.51	13.72%	79,078	0.74%	0.74%	7.85%	7.85%	99%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

June 30, 2015 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS High Yield VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Fund is responsible for the valuation of portfolio securities. The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices . Repurchase agreements are carried at cost, which approximates market value (see Note 4b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

12

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

13

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.60%.

RS Investments has entered into a Sub-Advisory Agreement as of May 1, 2015 with Park Avenue Institutional Advisers LLC (“Park Avenue”), a wholly-owned subsidiary of GIS. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Prior to May 1, 2015, GIS served as the sub-adviser to the Fund pursuant to a Sub-Advisory, Sub-Administration and Accounting Services Agreement. GIS and Park Avenue informed the Trust that there would be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser. Sub-investment advisory fees paid by RS Investments to Park Avenue and previously to GIS do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$3,071,530	$1,201,866

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

14

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2014, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(194,923)	$193,815	$1,108

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2014, the Fund utilized $1,826,208 of capital loss carryovers.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Fund elected to defer net capital losses of $184,200.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, was $45,245,825. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2015, aggregated $306,648 and $(1,395,528), respectively, resulting in net unrealized depreciation of $(1,088,880).

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $45,061,891 and $44,077,875, respectively, for the six months ended June 30, 2015.

b. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon)

and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

c. Loans Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 4(g) regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

d. Payment-In-Kind Securities The Fund may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to

15

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2015, the Fund did not borrow under the facility.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of the Sub-Advisory Agreement for the RS Funds

The Boards of Trustees of RS Investment Trust and RS Variable Products Trust (each, a “Trust,” and together, the “Trusts”), including all of the Independent Trustees, met in person on March 4, 2015 to consider the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between RS Investment Management Co. LLC (“RS Investments”) and Park Avenue Institutional Advisers LLC (“Park Avenue”), proposed to replace the existing sub-advisory agreement between RS Investments and Guardian Investor Services LLC (“GIS”) with respect to a number of the funds (the “Funds”)1 for a one-year period commencing on its date of execution. Before the meeting, the Independent Trustees met among themselves and with independent counsel to prepare for the meeting. In determining to approve the Sub-Advisory Agreement, the Trustees considered and reviewed all of the information provided to them in connection with this matter by RS Investments, GIS, and Park Avenue prior to and at their March 4, 2015 meeting. In all of their deliberations, the Independent Trustees were advised by independent counsel for the Independent Trustees.

The Trustees considered that all of GIS’s investment advisory activities would be moved to Park Avenue, a new, wholly owned subsidiary of GIS, the prior sub-adviser to the Funds. The Trustees took into consideration that such restructuring would not result in any change in the investment sub-advisory services provided to the Funds, in the personnel providing the services, in the persons overseeing them, or in the investment strategies, processes, or techniques employed by the portfolio managers and other investment professionals in managing the Funds.

The Trustees considered that the Sub-Advisory Agreement with Park Avenue is substantially identical to the Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investments and GIS. The Trustees considered that there would be no change in sub-advisory fees paid by RS Investments to Park Avenue for the sub-advisory services to be provided to the Funds. The Trustees noted that the Sub-Advisory

Agreement reflects removal of references to the sub-administration and accounting services that GIS had previously provided to the Funds and that were taken on by RS Investments in late 2007. On the basis of these factors and considerations, the Trustees determined that the services to be provided and the fee to be paid under the Sub-Advisory Agreement appeared reasonable and appropriate.

The Trustees considered the nature and extent of Park Avenue’s compliance program, the qualifications of the firm’s compliance and financial personnel, and the legal and compliance resources otherwise available to the firm. The Trustees noted that all of the compliance policies and procedures previously in place at GIS would be adopted by Park Avenue.

On the basis of these factors, the Boards of Trustees of the Trusts voted unanimously, including the unanimous vote of the Independent Trustees, to approve the Sub-Advisory Agreement, including the sub-advisory fees set forth in the Sub-Advisory Agreement, for a one-year period from its date of execution.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

[1]	The Funds are RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, RS High Yield VIP Series, and RS S&P 500 Index VIP Series.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

17

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RS Variable Products Trust

By (Signature and Title)*	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date: September 3, 2015

By (Signature and Title)*	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date: September 3, 2015